UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1.   Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

July 31, 2012 (unaudited)

Shares		Value $

	COMMON STOCK —89.7%
	Auto & Transportation — 1.7%
22,500	Kansas City Southern	1,638,000
45,200	Ryder System	1,782,688
		3,420,688
	Consumer Discretionary — 16.2%
26,000	Activision Blizzard	312,780
50,700	Asbury Automotive Group (1)	1,326,312
37,500	Bally Technologies (1)	1,639,125
69,900	Big Lots (1)	2,831,649
31,100	Children’s Place (1)	1,579,880
18,100	DeVry	355,303
43,300	Elizabeth Arden (1)	1,689,133
118,600	Interpublic Group of Cos.	1,170,582
34,200	Lamar Advertising Class A (1)	1,037,970
9,024	Liberty Media - Liberty Capital (1)	853,670
7,000	Life Time Fitness (1)	317,870
35,100	Men’s Wearhouse	956,475
64,700	Rent-A-Center	2,300,732
93,400	Republic Services	2,702,062
60,900	Ross Stores	4,046,196
24,200	Snap-on	1,640,276
93,500	VeriSign (1)	4,153,270
125,200	Waste Connections	3,852,404
		32,765,689
	Consumer Staples — 2.4%
18,500	Casey’s General Stores	1,099,455
41,400	Harris Teeter Supermarkets	1,711,476
12,300	McCormick	748,824
85,000	Viterra	1,361,221
		4,920,976
	Financial Services — 17.7%
51,742	Apartment Investment & Management REIT Class A	1,419,283
22,700	Bank of Hawaii	1,060,317
34,300	CIT Group (1)	1,252,636
103,400	Comerica	3,123,714
29,100	Cullen/Frost Bankers	1,609,521
22,220	Digital Realty Trust REIT	1,734,715
17,300	Erie Indemnity	1,233,317
40,300	HCC Insurance Holdings	1,234,792
17,252	Health Care REIT	1,073,592
218,800	Huntington Bancshares	1,359,842
55,324	Invesco Mortgage Capital REIT	1,094,862
29,300	Lazard LP Class A	786,705
37,600	MSCI Class A (1)	1,246,440
42,800	PartnerRe	3,100,432
87,300	People’s United Financial	1,000,458
25,000	Raymond James Financial	840,500
57,100	Reinsurance Group of America	3,178,757
55,000	Tanger Factory Outlet Centers REIT	1,771,000
21,000	UMB Financial	1,009,260
75,193	Vantiv (1)	1,696,354
69,000	Willis Group Holdings	2,551,620
69,500	WR Berkley	2,545,785
		35,923,902
	Healthcare — 12.1%
55,400	Brookdale Senior Living (1)	911,884
116,700	CareFusion (1)	2,848,647
8,200	Centene (1)	311,928
37,600	Coventry Health Care	1,253,208
9,600	DaVita (1)	944,832
56,200	DENTSPLY International	2,042,308
22,800	Henry Schein (1)	1,705,668
62,700	Life Technologies (1)	2,751,276
27,400	LifePoint Hospitals (1)	1,044,488
59,000	Lincare Holdings	2,442,600
37,600	Masimo (1)	842,240
39,000	Merit Medical Systems (1)	526,890
22,400	Myriad Genetics (1)	556,640
7,600	Onyx Pharmaceuticals (1)	569,772
44,400	Parexel International (1)	1,221,888
29,800	Salix Pharmaceuticals (1)	1,335,636
17,000	Sirona Dental Systems (1)	734,910
48,600	Universal Health Services Class B	1,899,288
10,000	West Pharmaceutical Services	497,800
		24,441,903
	Materials & Processing — 10.3%
37,200	Airgas	2,950,704
51,500	Cabot	2,008,500
106,100	Crown Holdings (1)	3,808,990
28,200	Hexcel (1)	656,778
12,500	Martin Marietta Materials	939,250
45,400	Reliance Steel & Aluminum	2,337,192
43,400	Rock-Tenn Class A	2,526,748
18,400	Royal Gold	1,392,512
60,800	Silgan Holdings	2,505,568
122,970	Yamana Gold	1,821,186
		20,947,428
	Other Energy — 4.0%
28,200	Cimarex Energy	1,598,658
12,500	Concho Resources (1)	1,065,625
34,500	Dresser-Rand Group (1)	1,604,595
26,143	Oil States International (1)	1,900,596
25,000	SM Energy	1,177,250
37,600	Swift Energy (1)	702,744
		8,049,468
	Producer Durables — 8.3%
18,400	Alaska Air Group (1)	641,240
59,800	Applied Industrial Technologies	2,222,168
18,800	Dover	1,024,036
70,650	IDEX	2,695,297
23,200	Itron (1)	904,104
12,300	Kennametal	453,870
70,400	Quanta Services (1)	1,618,496
15,600	Regal-Beloit	1,004,172
43,700	Rollins	1,030,446
93,400	Spirit Airlines (1)	2,009,034

Shares		Value $

22,600	Towers Watson	1,325,038
36,400	Verisk Analytics Class A (1)	1,829,100
		16,757,001
	Technology — 10.8%
153,400	Amdocs	4,563,650
108,600	Arrow Electronics (1)	3,665,250
16,400	Autodesk (1)	556,288
17,400	Avnet (1)	548,100
18,500	Gartner (1)	821,215
201,600	Integrated Device Technology (1)	1,016,064
37,400	Linear Technology	1,206,150
53,400	Molex	1,341,408
125,900	Parametric Technology (1)	2,711,886
191,200	PMC - Sierra (1)	1,017,184
33,000	SBA Communications Class A (1)	1,948,980
55,700	Synopsys (1)	1,687,153
47,100	Teradyne (1)	692,841
		21,776,169
	Telecommunication Services — 0.3%
81,900	NII Holdings (1)	552,825

	Utilities — 5.9%
77,300	Cleco	3,382,648
77,400	Energen	3,963,654
42,800	Portland General Electric	1,165,444
171,900	Questar	3,498,165
		12,009,911
	TOTAL COMMON STOCK (Cost $167,579,868)	181,565,960

	INVESTMENT COMPANY — 1.0%
	United States — 1.0%
8,700	iShares Russell 2000 Index Fund	681,645
12,900	iShares Russell Midcap Index Fund	1,362,498
	TOTAL INVESTMENT COMPANY (Cost $2,068,845)	2,044,143

	SHORT-TERM INVESTMENT (2) — 11.0%
22,264,697	JPMorgan Prime Money Market Fund, 0.100% (Cost $22,264,697)	22,264,697
	TOTAL INVESTMENTS — 101.7% (Cost $191,913,410)*	205,874,800
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%	(3,520,211)
	NET ASSETS — 100%	$202,354,589

(1)   Denotes non-income producing security.

(2)   The rate shown represents the 7-day current yield as of July 31, 2012.

LP — Limited Partnership
REIT — Real Estate Investment Trust

* At July 31, 2012, the tax basis cost of the Fund’s investments was $191,913,410, and the unrealized appreciation and depreciation were $19,744,774 and $(5,783,384), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

July 31, 2012 (unaudited)

Shares		Value $

	COMMON STOCK — 90.6%
	Brazil — 6.5%
255,600	BR Malls Participacoes	2,989,816
200,529	BR Properties	2,318,237
563,856	Cia de Concessoes Rodoviarias	4,707,972
82,368	Cia Hering	1,635,945
267,300	Gerdau ADR	2,432,430
116,600	Iochpe-Maxion	1,264,324
104,200	Lojas Renner	3,100,270
101,378	Petroleo Brasileiro ADR	1,990,050
71,202	Telefonica Brasil ADR	1,662,567
45,600	Tim Participacoes ADR	964,440
127,700	Ultrapar Participacoes	2,994,332
75,600	Ultrapar Participacoes ADR	1,769,796
282,300	Vale ADR	5,095,515
		32,925,694
	China — 11.6%
451,000	Anhui Conch Cement Class H (2)	1,178,082
43,600	Baidu ADR	5,254,672
15,501,320	China Construction Bank Class H (2)	10,415,907
1,765,000	China Pacific Insurance Group Class H (2)	5,558,150
7,012,000	China Petroleum & Chemical Class H (2)	6,315,402
4,112,000	Dongfeng Motor Group Class H (2)	5,676,495
326,000	Hengan International Group (2)	3,082,819
13,334,565	Industrial & Commercial Bank of China Class H (2)	7,603,276
56,100	Mindray Medical International ADR	1,671,780
310,300	Tencent Holdings (2)	9,212,633
766,000	Weichai Power Class H (2)	2,309,443
		58,278,659
	Colombia — 1.3%
125,500	Almacenes Exito	2,149,908
75,800	Ecopetrol ADR	4,338,034
		6,487,942
	Egypt — 0.8%
442,239	Centamin (1) (2)	458,570
317,255	Commercial International Bank (2)	1,424,747
242,157	Egyptian Financial Group-Hermes Holding (1) (2)	425,370
43,000	Orascom Construction Industries GDR	1,829,220
		4,137,907
	Hong Kong (2) — 8.9%
1,430,000	Belle International Holdings	2,627,860
1,485,500	China Mobile	17,334,343
2,108,000	China Overseas Land & Investment	4,951,510
2,614,000	China Resources Power Holdings	5,493,273
5,916,000	CNOOC	11,867,825
1,036,000	Dah Chong Hong Holdings	886,287
2,496,000	Lenovo Group	1,721,255
		44,882,353
	Hungary (2) — 0.3%
9,059	Richter Gedeon	1,533,239

	India — 4.3%
105,839	Dr Reddy’s Laboratories ADR	3,071,448
228,200	HDFC Bank ADR	7,738,262
168,028	ICICI Bank ADR	5,817,129
85,900	Infosys Limited ADR	3,399,922
142,668	Mahindra & Mahindra GDR	1,797,874
		21,824,635
	Indonesia (2) — 1.8%
4,423,000	Bank Mandiri	3,849,959
4,879,500	Perusahaan Perkebunan London Sumatra Indonesia	1,412,910
2,003,000	Semen Gresik Persero	2,728,146
1,877,000	XL Axiata	1,215,376
		9,206,391
	Malaysia (2) — 3.7%
2,936,100	Axiata Group	5,488,420
1,382,300	Genting	4,172,745
975,500	Public Bank	4,469,228
1,375,400	Sime Darby	4,310,512
		18,440,905
	Mexico — 3.1%
21,293	Alfa Class A	340,294
603,091	Alpek (1)	1,475,245
149,332	America Movil, Series L ADR	3,985,671
29,500	Fomento Economico Mexicano ADR	2,519,890
678,997	Grupo Bimbo, Series A	1,690,025
638,945	Grupo Financiero Banorte	3,430,513
413,241	Mexichem	1,954,571
		15,396,209
	Peru — 0.6%
37,100	Cia de Minas Buenaventura ADR	1,351,182
15,220	Credicorp	1,764,607
		3,115,789
	Philippines (2) — 1.0%
46,880	Ayala Corporation	487,076
4,835,900	Ayala Land	2,521,204
109,100	SM Investments	1,952,315
		4,960,595

Shares		Value $

	Poland (2) — 0.4%
437,357	Cyfrowy Polsat	1,914,259

	Qatar (2) — 0.5%
75,738	Industries Qatar	2,737,927

	Russia — 8.5%
1,098,571	Gazprom ADR	10,117,839
97,076	Globaltrans Investment GDR (2)	1,829,956
199,816	LUKOIL ADR	11,229,659
63,003	Magnit GDR (2)	2,032,821
44,489	Mail.ru Group GDR (1) (2)	1,342,091
243,200	Mobile Telesystems ADR	4,608,640
11,217	NovaTek GDR (2)	1,259,590
112,661	Polymetal International (2)	1,534,159
782,460	Sberbank Savings Bank of the Russian Federation ADR	8,720,204
		42,674,959
	South Africa (2) — 4.2%
105,496	AngloGold Ashanti	3,570,476
857,180	FirstRand	2,857,346
67,793	Foschini Group	1,166,124
100,843	Imperial Holdings	2,301,498
142,056	Mr Price Group	2,114,548
72,069	Naspers Class N	3,909,565
59,232	Sasol	2,457,136
136,870	Shoprite Holdings	2,684,027
		21,060,720
	South Korea (2) — 17.6%
184,020	Cheil Worldwide	3,074,480
18,018	Daum Communications	1,754,721
171,480	DGB Financial Group	1,947,734
42,663	GS Engineering & Construction	2,597,883
66,000	Hana Financial Group	2,090,264
13,346	Hyundai Department Store	1,496,971
26,398	Hyundai Mobis	6,935,004
66,582	Hyundai Motor	13,832,068
26,850	LG Chem	7,367,787
13,350	LG Household & Health Care	6,882,228
26,034	Samsung Electronics	29,926,639
10,281	Samsung Engineering	1,645,832
17,847	Samsung Fire & Marine Insurance	3,337,880
28,542	SK Innovation	3,878,861
11,840	SK Telecom	1,504,569
		88,272,921
	Taiwan (2) — 6.7%
334,011	Asustek Computer	3,071,050
4,832,023	Chinatrust Financial Holding	2,867,347
1,977,340	Hon Hai Precision Industry	5,508,983
217,000	MediaTek	1,824,854
2,213,337	Taiwan Cement	2,554,084
1,147,700	Taiwan Mobile	3,778,873
4,383,139	Taiwan Semiconductor Manufacturing	11,864,250
1,912,770	WPG Holdings	2,008,701
		33,478,142
	Thailand (2) — 5.7%
109,300	Advanced Info Service	691,143
26,200	Advanced Info Service NVDR	165,672
1,147,300	Bangkok Bank	7,541,124
4,402,400	CP ALL	4,738,880
1,235,900	Kasikornbank	6,910,375
311,500	Kasikornbank NVDR	1,721,485
680,600	PTT	7,011,628
		28,780,307
	Turkey (2) — 3.1%
75,253	Anadolu Efes Biracilik Ve Malt Sanayii	1,020,838
414,662	TAV Havalimanlari Holding	2,264,341
459,078	Turkcell Iletisim Hizmetleri (1)	2,555,821
884,331	Turkiye Garanti Bankasi	3,437,580
257,296	Turkiye Halk Bankasi	2,200,643
1,381,662	Turkiye Is Bankasi Class C	4,034,595
		15,513,818
	TOTAL COMMON STOCK (Cost $443,503,085)	455,623,371

	PREFERRED STOCK — 6.6%
	Brazil — 6.6%
387,538	Banco Bradesco ADR	5,944,833
168,304	Cia de Bebidas das Americas ADR	6,488,119
264,221	Cia Energetica de Minas Gerais ADR	5,022,841
517,351	Itau Unibanco Holding ADR	8,179,320
189,339	Petroleo Brasileiro ADR	3,603,121
229,800	Vale ADR	4,074,354
500	Vale Class A	8,894
	TOTAL PREFERRED STOCK (Cost $36,973,352)	33,321,482

	SHORT-TERM INVESTMENT (3) — 3.1%
15,472,641	JPMorgan Prime Money Market Fund, 0.100% (Cost $15,472,641)	15,472,641
	TOTAL INVESTMENTS — 100.3% (Cost $495,949,078)*	504,417,494
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%	(1,335,805)
	NET ASSETS — 100%	$503,081,689

(1)   Denotes non-income producing security.

(2)   Security is fair valued.

(3)   The rate shown represents the 7-day current yield as of July 31, 2012.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non Voting Depository Receipt

* At July 31, 2012, the tax basis cost of the Fund’s investments was $495,949,078, and the unrealized appreciation and depreciation were $40,488,193 and $(32,019,777), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Multi-Cap Value Fund

Schedule of Investments

July 31, 2012 (unaudited)

Shares		Value $

	COMMON STOCK — 96.2%
	Australia (2) — 5.9%
4,874	Aditya Birla Minerals	2,108
70,051	AMP	293,556
10,774	ASG Group	9,587
7,417	Aspen Group REIT	2,846
1,106	Australia & New Zealand Banking Group	27,196
5,561	BHP Billiton	184,722
300	Blackmores	9,195
7,522	Boart Longyear	17,901
4,367	Breville Group	21,878
11,362	Cabcharge Australia	66,669
9,772	Cardno	85,445
17,440	CFS Retail Property Trust	36,196
7,159	Charter Hall Group	19,233
17,743	Coca-Cola Amatil	259,129
4,899	Credit Group	33,350
24,607	CSG	18,653
42,295	Cue Energy Resources (1)	7,059
7,292	David Jones	18,595
4,979	Fleetwood	68,141
654	Flight Centre	14,533
9,733	Forge Group	43,737
11,124	GrainCorp	107,157
26,187	Grange Resources	9,806
4,498	iiNET	15,318
10,175	Iluka Resources	100,486
6,215	Imdex	10,167
4,151	Incitec Pivot	13,457
7,046	Investa Office Fund REIT	21,465
8,377	IOOF Holdings	54,732
4,114	Iress Market Technology	28,891
2,136	JB Hi-Fi	19,761
11,499	Leighton Holdings	205,447
17,059	M2 Telecommunications Group	57,858
22,709	Macmahon Holdings	14,305
755	Macquarie Group	19,644
2,953	Melbourne IT	5,517
22,029	Mermaid Marine Australia	60,362
14,280	Metcash	51,082
9,034	Mineral Resources	75,256
5,412	Monadelphous Group	122,947
4,280	Mortgage Choice	6,505
42,157	Mount Gibson Iron	41,926
15,983	NRW Holdings	48,066
2,200	OrotonGroup	18,049
2,444	OZ Minerals	19,268
23,916	Perilya (1)	6,376
7,449	Platinum Asset Management	28,229
5,784	Qantas Airways (1)	6,889
9,351	Ramelius Resources (1)	4,867
2,867	Rio Tinto	158,766
10,664	Rubicon America Trust REIT (1) (3)	—
9,360	Sedgman	14,299
7,557	SMS Management & Technology	45,290
6,391	Stockland REIT	22,394
7,155	Suncorp Group	63,461
4,185	TABCORP Holdings	14,244
71,716	Telstra	301,189
40,481	TPG Telecom	82,063
8,996	Woolworths	269,542
4,511	Wotif.com Holdings	19,342
		3,404,152
	Austria (2) — 0.9%
610	AMAG Austria Metall	13,557
8,310	Atrium European Real Estate	37,081
448	Erste Group Bank	8,095
3,604	IMMOFINANZ	11,784
3,856	Oesterreichische Post	122,856
6,248	OMV	196,039
341	Raiffeisen Bank International	11,223
2,014	RHI	44,481
393	Semperit Holding	13,329
802	Vienna Insurance Group	31,197
		489,642
	Belgium (2) — 1.2%
6,486	Ageas	12,864
671	Barco	38,480
196	Befimmo Sicafi REIT	11,701
576	Bekaert	14,855
11,086	Belgacom	318,967
290	Compagnie Maritime Belge	6,057
1,018	Delhaize Group	36,400
365	EVS Broadcast Equipment	17,201
700	KBC Groep	14,621
154	Kinepolis Group	13,247
776	Melexis	11,572
4,426	Mobistar	136,462
989	Nyrstar	4,738
307	Sipef	23,570
		660,735
	Bermuda (2) — 0.6%
7,568	Catlin Group	51,297
13,000	Dickson Concepts International	6,987
62,000	Emperor International Holdings	12,630
172,000	First Pacific	192,301
2,477	Lancashire Holdings	30,329
1,932	Seadrill	75,293
		368,837
	Brazil — 0.1%
1,900	Centrais Eletricas Brasileiras	13,037
2,400	Energias do Brasil	15,893
6,800	Eternit	35,606
1,400	Fertilizantes Heringer (1)	10,521
1,200	Grendene	6,781
		81,838

Shares		Value $

	Canada — 4.7%
6,500	Amerigo Resources	3,630
1,000	Atco Class I	73,491
900	Bank of Montreal	51,549
700	BCE	29,791
2,500	Calfrac Well Services	59,082
10,600	Canadian Oil Sands Trust	213,300
1,000	Canyon Services Group	9,852
1,400	Cascades	6,645
5,800	Centerra Gold	41,699
600	Chemtrade Logistics Income Fund	9,573
2,500	Chorus Aviation	8,202
7,200	CML HealthCare	67,344
4,100	Davis & Henderson	74,612
1,900	Dundee Class A (1)	41,321
700	Empire Class A	39,849
1,400	Enerplus	19,670
3,400	Ensign Energy Services	50,075
4,200	Essential Energy Services	8,921
900	Freehold Royalties Trust	17,428
600	Genivar	12,929
1,000	Genworth MI Canada	16,932
4,700	Great-West Lifeco	101,606
10,900	High River Gold Mines (1)	15,434
7,000	Husky Energy	173,874
8,700	IAMGOLD	97,163
1,000	IGM Financial	39,178
1,200	Industrial Alliance Insurance and Financial Services	26,744
400	Liquor Stores North America	7,778
1,500	MacDonald Dettwiler & Associates	82,191
800	Magna International Class A	32,069
6,000	Manulife Financial	64,436
1,300	Medical Facilities	18,407
1,300	Morguard REIT	23,528
3,300	Mullen Group	72,394
14,200	Nevsun Resources	49,559
1,900	North West	40,866
5,400	Pan American Silver	80,824
5,500	Petrominerales	50,895
9,000	Power Corp. of Canada	206,771
4,500	Power Financial	110,924
2,500	Research In Motion (1)	17,899
4,300	Rogers Communications Class B	168,553
1,400	Rogers Sugar	8,921
2,600	Shaw Communications Class B	50,737
2,100	Sino-Forest (1) (2) (3)	—
2,900	Suncor Energy	88,661
1,800	Teck Resources Class B	50,490
2,600	Transcontinental	25,200
5,700	Transglobe Energy (1)	54,792
1,700	Trican Well Service	20,410
1,200	Valener	19,014
1,300	Wajax	62,845
2,500	Yellow Media	174
		2,718,232
	Chile — 0.1%
18,715	Sigdo Koppers	45,009

	China (2) — 1.1%
8,000	Anta Sports Products	4,465
45,000	Asia Cement China Holdings	17,981
60,000	Chaoda Modern Agriculture Holdings (1) (3)	—
32,000	China Communications Services Class H	16,344
68,000	China Petroleum & Chemical Class H	61,245
10,000	Dongfeng Motor Group Class H	13,805
10,000	Great Wall Technology Class H	1,738
63,000	Haitian International Holdings	60,595
5,400	Inner Mongolia Yitai Coal	28,644
87,000	Kingsoft	35,931
80,000	Labixiaoxin Snacks Group	25,527
49,000	Pacific Textile Holdings	34,171
42,000	Sateri Holdings	9,300
60,000	Shenzhou International Group Holdings	105,623
38,000	Tiangong International	7,804
56,000	Travelsky Technology	27,137
51,000	Xingda International Holdings	17,021
154,000	Yangzijiang Shipbuilding Holdings	122,169
24,000	Yanzhou Coal Mining	35,518
		625,018
	Cyprus (2) — 0.1%
4,507	ProSafe	32,897
5,607	Songa Offshore (1)	13,388
		46,285
	Czech Republic — 0.0%
1,215	Telefonica Czech Republic	22,967

	Denmark (2) — 0.7%
9	AP Moeller - Maersk	62,271
728	Danske Bank (1)	10,792
159	Dfds	7,647
9,743	H Lundbeck	192,913
2,145	Pandora	20,529
809	Pfeiffer Vacuum Technology	79,720
181	Royal UNIBREW	11,376
		385,248
	Finland (2) — 1.0%
10,152	Elisa	210,855
3,575	Fortum	59,797
7,757	Orion Class B	154,668
875	PKC Group	13,365
1,680	Sampo Class A	44,493
1,515	Stora Enso Class R	8,624
4,116	Tieto	68,506
		560,308

Shares		Value $

	France — 5.9%
995	ABC Arbitrage (2)	7,956
1,471	Akka Technologies	42,986
883	Alten (2)	24,865
756	April (2)	10,782
617	Arkema (2)	45,416
8,042	AXA (2)	97,708
7,159	BNP Paribas (2)	264,452
246	Boiron (2)	6,670
629	Bouygues (2)	15,842
202	Cegid Group (2)	3,375
2,601	Christian Dior (2)	359,181
2,355	Cie Generale des Etablissements Michelin (2)	160,015
711	Ciments Francais (2)	39,269
18,042	CNP Assurances (2)	190,069
1,379	Credit Agricole (2)	5,894
180	Credit Agricole Nord de France	2,556
1,459	Eiffage (2)	38,571
140	Esso Francaise (2)	9,699
820	Euler Hermes (2)	51,022
3,254	Faurecia (2)	51,597
398	FFP (2)	12,829
8,165	GDF Suez (2)	182,204
242	Gecina REIT (2)	22,154
190	Generale de Sante (2)	2,184
1,959	Ipsen (2)	46,422
229	Maisons France Confort (2)	6,164
5,676	Maurel & Prom Nigeria (1) (2)	12,767
3,292	Metropole Television (2)	45,621
3,052	Natixis (2)	7,606
1,131	Neopost (2)	64,396
484	Nexity (2)	11,490
3,854	PagesJaunes Groupe (2)	6,765
424	Parrot (1) (2)	12,885
478	Peugeot (2)	3,707
1,960	Plastic Omnium (2)	52,908
580	Renault (2)	25,295
4,920	Rexel (2)	82,222
587	Sa des Ciments Vicat (2)	24,706
2,445	Saft Groupe (2)	55,372
5,589	Sanofi (2)	455,995
1,368	SCOR (2)	32,417
7,132	Societe Generale (2)	156,983
313	Societe Internationale de Plantations d’Heveas (2)	24,453
2,908	Societe Television Francaise 1 (2)	24,464
63	Tessi (2)	5,526
8,274	Total (2)	381,237
1,911	Valeo (2)	81,872
200	Vinci (2)	8,469
4,100	Vivendi (2)	77,759
		3,354,797
	Gabon (2) — 0.1%
108	Total Gabon	43,877

	Germany — 3.8%
5,907	ADVA Optical Networking (1) (2)	35,740
244	Allianz (2)	24,207
1,150	Aurubis (2)	58,652
914	Axel Springer (2)	40,798
3,701	BASF (2)	270,191
5,678	Bayer (2)	431,261
2,605	Bayerische Motoren Werke (2)	193,874
1,763	Bechtle (2)	67,063
147	Bijou Brigitte (2)	9,220
359	Cewe Color Holding (2)	12,976
4,150	Commerzbank (1) (2)	6,431
311	Continental (2)	28,120
230	Deutsche Bank (2)	6,983
1,151	Deutsche Lufthansa (2)	14,468
104	Draegerwerk (2)	10,190
4,537	Drillisch (2)	42,428
429	Elmos Semiconductor (2)	3,255
6,272	Freenet (2)	91,783
204	Generali Deutschland Holding (2)	13,069
8,159	Gigaset (1) (2)	13,800
2,107	Hannover Rueckversicherung (2)	125,903
386	Indus Holding (2)	9,032
2,011	K+S (2)	99,212
1,629	Kontron (2)	7,959
802	Lanxess (2)	55,603
1,274	Leoni (2)	47,184
624	LPKF Laser & Electronics (2)	9,750
1,971	MLP (2)	10,607
720	Muenchener Rueckversicherungs (2)	102,019
653	Nemetschek (2)	22,114
1,209	NORMA Group (2)	26,740
1,326	Rheinmetall (2)	66,147
490	RWE (2)	19,238
641	SMA Solar Technology (2)	19,619
1,732	Software (2)	56,321
1,455	Suedzucker (2)	50,130
1,261	Takkt	14,507
266	Wacker Chemie (2)	17,307
432	Wincor Nixdorf (2)	16,409
		2,150,310
	Hong Kong — 4.8%
188,000	Anxin-China Holdings (2)	34,727
22,673	Asian Citrus Holdings	10,551
38,000	Centron Telecom International Holdings (2)	3,306
97,000	Champion REIT (2)	42,519
199,774	Champion Technology Holdings (2)	2,645
26,000	China BlueChemical (2)	17,016
129,000	China Green Holdings (2)	28,714
37,500	China Mobile (2)	437,589

Shares		Value $

8,500	China Overseas Grand Oceans Group (2)	7,665
116,000	China Rare Earth Holdings (2)	24,479
16,000	China Ting Group Holdings (2)	802
66,000	CIMC Enric Holdings (2)	34,375
21,000	City Telecom HK (2)	4,747
128,000	CNOOC (2)	256,775
810,000	CSI Properties (2)	37,002
33,200	Dah Sing Banking Group (2)	30,492
5,200	Dah Sing Financial Holdings (2)	16,556
370	Digitalhongkong.com	37
12,000	Dongyue Group (2)	6,301
270,000	Emperor Watch & Jewellery (2)	24,169
66,000	Giordano International (2)	45,867
23,000	Goldlion Holdings (2)	9,707
14,279	Great Eagle Holdings (2)	36,066
17,000	GZI REIT (2)	7,925
19,000	Henderson Land Development (2)	110,111
28,000	HKR International (2)	10,306
28,000	Hongkong Land Holdings (2)	167,105
64,000	Hua Han Bio-Pharmaceutical Holdings (2)	11,543
62,000	Hutchison Telecommunications Hong Kong Holdings (2)	30,060
104,000	K Wah International Holdings (2)	37,826
5,000	Kingboard Chemical Holdings (2)	10,282
17,000	Kowloon Development (2)	16,551
28,000	Lee & Man Chemical (2)	13,482
85,000	Lonking Holdings (2)	15,538
339,000	Loudong General Nice Resources China Holdings (2)	15,045
20,000	Luen Thai Holdings (2)	2,442
64,000	Minmetals Land (2)	7,808
14,500	NetDragon Websoft (2)	11,678
74,000	New World China Land (2)	28,309
87,602	New World Development (2)	111,392
28,000	Norstar Founders Group (1) (2) (3)	—
15,333	NWS Holdings (2)	23,338
38,000	Pico Far East Holdings (2)	8,299
52,000	Ports Design (2)	50,965
51,000	Regal REIT (2)	12,314
155,000	Regent Manner International (2)	29,256
475,000	REXLot Holdings (2)	29,871
45,000	Royale Furniture Holdings (2)	5,943
182,000	Singamas Container Holdings (2)	37,674
20,000	SinoMedia Holdings (2)	7,717
61,500	SmarTone Telecommunications Holdings (2)	129,301
45,000	Stelux Holdings International (2)	10,764
226,000	SUNeVision Holdings (2)	43,537
46,000	Sunlight REIT (2)	16,930
14,500	Swire Pacific Class A (2)	173,510
15,000	TAI Cheung Holdings (2)	10,421
16,000	TCL Communication Technology Holdings (2)	3,339
34,000	Texwinca Holdings (2)	31,986
90,000	Tianneng Power International (2)	55,197
11,700	VTech Holdings (2)	137,145
22,000	Wharf Holdings (2)	126,689
12,000	Wheelock (2)	46,901
119,500	XTEP International Holdings (2)	36,510
4,000	YGM Trading (2)	9,068
26,000	Yuexiu Transport Infrastructure (2)	12,499
		2,768,684

	India (2) — 0.0%
3,596	Eros International (1)	9,996

	Indonesia (2) — 0.4%
78,000	Aneka Tambang	10,513
26,500	Indo Tambangraya Megah	98,836
149,000	Perusahaan Perkebunan London Sumatra Indonesia	43,144
61,000	Telekomunikasi Indonesia	58,831
75,500	Vale Indonesia	19,241
		230,565
	Ireland — 0.1%
675	DCC (2)	16,767
928	FBD Holdings (2)	8,987
3,548	Irish Bank Resolution (1) (2) (3)	—
17,066	Total Produce	8,294
5,407	United Drug (2)	13,970
		48,018
	Israel (2) — 1.5%
55,865	Bank Hapoalim (1)	161,879
64,706	Bank Leumi Le-Israel (1)	145,885
168,055	Bezeq Israeli Telecommunication	169,072
7,182	Cellcom Israel	40,117
262	Delek Group	34,767
1,922	First International Bank of Israel (1)	18,584
17,762	Israel Chemicals	210,271
53,623	Israel Discount Bank Class A (1)	50,011
819	Ituran Location and Control	9,122
1,378	Nitsba Holdings (1)	9,128
1,536	Partner Communications	5,061
1,894	Super-Sol	4,106
		858,003
	Italy — 3.1%
14,532	Atlantia (2)	190,786
8,998	Autostrada Torino-Milano (2)	58,429
7,518	Azimut Holding (2)	71,649
2,606	Banca Piccolo Credito Valtellinese (2)	3,404
3,093	Banca Popolare di Milano (1) (2)	1,416
4,478	Banco Popolare (2)	5,215
13,974	Beni Stabili (2)	6,377
444	Beni Stabili REIT	197
1,315	Brembo (2)	13,526
4,453	Cairo Communication (2)	14,495
2,574	Credito Emiliano (2)	8,711
3,084	Danieli & C Officine Meccaniche (2)	64,864

Shares		Value $

8,070	De’Longhi (2)	89,068
3,705	DiaSorin (2)	101,432
93,217	Enel (2)	266,207
15,431	ENI (2)	318,193
4,056	Exor (2)	89,564
8,365	Geox (2)	19,236
69,893	Intesa Sanpaolo (2)	88,350
5,556	Mediaset (2)	9,684
4,141	Mediobanca (2)	14,239
14,965	Recordati (2)	100,967
4,075	Snam (2)	16,381
583	Societa Cattolica di Assicurazioni (1) (2)	7,083
17,308	Societa Iniziative Autostradali e Servizi (2)	116,736
16,528	UniCredit (2)	55,999
1,566	Unione di Banche Italiane (2)	4,535
1,947	Zignago Vetro (2)	11,045
		1,747,788
	Japan (2) — 19.3%
2,000	77 Bank	7,528
1,000	ADEKA	8,420
3,200	Aeon Delight	73,739
2,400	Aeon Fantasy	35,764
11,500	Ai Holdings	63,854
2,000	Aica Kogyo	30,870
200	Aichi Bank	9,904
500	Ain Pharmaciez	31,273
2,900	Aisan Industry	23,448
3,400	Aisin Seiki	103,351
900	Alpen	16,955
700	AOKI Holdings	15,561
1,000	Aoyama Trading	19,534
16,000	Aozora Bank	36,659
1,100	Arc Land Sakamoto	16,537
1,400	Arcs	30,746
3,700	Arnest One	50,598
500	As One	10,738
4,000	Asahi Diamond Industrial	46,035
4,000	Asahi Glass	23,484
3,000	Asahi Holdings	51,629
6,000	Asahi Kasei	31,801
6	Asax	6,125
1,700	Astellas Pharma	80,760
300	Autobacs Seven	14,766
29,000	Bank of Yokohama	131,342
400	Belc	5,687
900	BML	24,140
1,900	Bridgestone	42,796
10,700	Brother Industries	98,843
8,000	Calsonic Kansei	38,982
4,500	Canon	150,269
700	Canon Electronics	14,530
500	Century Tokyo Leasing	8,669
1,300	Charle	8,616
5,000	Chiba Bank	29,126
21,000	Chori	26,407
3,500	CKD	21,890
1,000	CMIC	15,457
800	Corona	10,159
3,000	Cosmo Oil	6,542
1,000	Create SD Holdings	27,543
10	CyberAgent	19,643
38	DA Consortium	9,751
3,000	Dai Nippon Printing	22,802
2,300	Daibiru	16,061
2,000	Daihatsu Diesel Manufacturing	5,632
11,000	Daihatsu Motor	183,829
2,000	Daiichi Jitsugyo	9,464
2,000	Dai-Ichi Kogyo Seiyaku	5,894
1,900	Daiichikosho	38,908
8,000	Daishi Bank	23,406
3,000	Daiwa House Industry	42,620
2,000	Daiwa Industries	9,531
2,400	DCM Holdings	16,649
3,400	Dena	73,666
1,900	Doshisha	54,979
600	Doutor Nichires Holdings	7,498
22	Dr Ci:Labo	74,163
7	Dream Incubator (1)	5,910
400	Dydo Drinco	18,659
1,000	Eagle Industry	7,793
600	Earth Chemical	21,926
1,900	EDION	9,154
3,000	Eighteenth Bank	7,556
2,400	Elecom	39,755
17	EPS	46,035
2,700	Exedy	53,826
2,800	FamilyMart	132,504
2,500	FCC	38,577
800	Ferrotec	4,037
16	Fields	26,062
800	First Juken	7,069
600	Fuji	3,179
500	Fuji Machine Manufacturing	8,129
2,900	Fuji Seal International	54,407
2,100	FUJIFILM Holdings	37,506
1,000	Fujikura Kasei	4,709
6	Fujishoji	7,724
2,000	Fujitec	12,054
800	Fukuda Denshi	25,153
3,000	Fukui Bank	6,643
4,000	Gakken Holdings	8,401
32	Geo Holdings	35,580
4,300	Gree	68,063
1,400	Growell Holdings	51,021
6,000	Gunma Bank	29,170
700	Gurunavi	8,088

Shares		Value $

9,000	Hachijuni Bank	47,754
1,400	Happinet	13,435
1,300	Hard Off	8,654
5,000	Heiwa	90,339
18	Heiwa Real Estate REIT	10,744
700	Heiwado	10,085
1,900	Hiday Hidaka	31,068
3,000	Higashi-Nippon Bank	6,536
7,000	Higo Bank	36,865
700	HI-LEX	10,901
9	Hiramatsu	9,045
3,700	Hitachi Chemical	56,201
1,500	Hitachi High-Technologies	37,335
1,600	Hogy Medical	77,419
700	Hokkaido Electric Power	6,431
2,000	Hosokawa Micron	9,998
3,700	Hoya	82,069
4,000	Hyakugo Bank	16,746
12	Ichigo REIT	5,788
1,800	Ichinen Holdings	9,491
200	Idemitsu Kosan	16,753
1,000	Inaba Denki Sangyo	28,746
1,700	Ines	10,231
9	Infocom	9,565
1,100	Innotech	5,073
36	Inpex	200,029
500	Iriso Electronics	8,096
8,000	Ishihara Sangyo Kaisha (1)	6,390
28,000	Isuzu Motors	142,746
2,000	ITC Networks	15,156
6,000	ITOCHU	62,111
1,600	Itochu Enex	8,694
12,000	Iyo Bank	92,425
2,800	J Trust	28,164
4,000	Japan Aviation Electronics Industry	32,725
500	Japan Digital Laboratory	5,507
5	Japan Prime Realty Investment REIT Class A	12,994
1,000	Jidosha Buhin Kogyo	4,388
4,000	Juroku Bank	13,075
2,400	Justsystems (1)	5,942
3,000	Kagoshima Bank	18,037
7,000	Kaken Pharmaceutical	99,257
600	Kanematsu Electronics	6,626
1,300	Kato Sangyo	24,521
19	KDDI	130,819
3,000	Keiyo Bank	13,447
17,000	Kinki Sharyo	61,724
2,000	Kintetsu World Express	61,820
600	Kohnan Shoji	7,156
5,000	Koito Manufacturing	63,152
700	K’s Holdings	22,794
11,500	Kuraray	134,603
1,900	Kuroda Electric	22,185
700	Kusuri No. Aoki	28,795
2,500	Kyokuto Securities	18,128
2,000	KYORIN Holdings	43,589
400	Lasertec	5,931
2,300	Lawson	165,201
2,200	Lintec	39,867
1,400	Macnica	29,530
2,000	Maeda Road Construction	26,600
9,000	Mamiya-Op	15,882
1,500	Mars Engineering	34,063
1,000	Marubeni	6,670
2,000	Marudai Food	7,525
35	Marvelous AQL	7,357
600	Matsuda Sangyo	8,709
2,500	Matsumotokiyoshi Holdings	56,323
3,100	MCJ	5,142
1,100	Medical System Network	7,411
1,400	Megane TOP	16,081
2,900	Meiko Network Japan	29,341
1,200	Meitec	25,704
200	Melco Holdings	4,067
4	MID REIT	9,812
700	Ministop	12,247
1,700	Miraca Holdings	72,241
400	Mitani	4,781
1,500	Mitsubishi	29,683
2,500	Mitsubishi Chemical Holdings	10,550
600	Mitsubishi Pencil	10,249
14,500	Mitsubishi UFJ Financial Group	70,311
1,000	Mitsuboshi Belting	5,848
5,000	Mitsui	73,833
3,000	Mitsui Chemicals	6,724
5,000	Mitsui Engineering & Shipbuilding	6,271
1,000	Mitsui Home	5,481
44	Mitsui Knowledge Industry	7,775
3,000	Mitsui Sugar	9,921
18,200	Mizuho Financial Group	29,975
3,000	Mochida Pharmaceutical	35,882
1,000	Monogatari	18,537
6,000	Moshi Moshi Hotline	64,297
8	MTI	9,052
2,000	Nachi-Fujikoshi	6,445
2,500	Nagaileben	37,775
200	Nakanishi	20,662
2,000	Nakayo Telecommunications	7,320
1,000	Namura Shipbuilding	3,069
500	NEC Capital Solutions	6,739
1,100	NEC Fielding	13,657
1,100	NEC Mobiling	40,028
800	NEC Networks & System Integration	13,473
5,300	NET One Systems	75,123
1,300	Neturen	9,524
2,300	Nichiha	26,398
1,000	Nichireki	5,064
15	NIFTY	23,720
260	Nihon Chouzai	9,792
2,000	Nihon Nohyaku	8,776
2,000	Nihon Parkerizing	28,082

Shares		Value $

300	Nihon Trim	7,334
1,000	Nippo	11,918
11,000	Nippon Carbon	24,123
2,000	Nippon Chemiphar	10,937
2,000	Nippon Densetsu Kogyo	19,923
11,000	Nippon Electric Glass	57,908
346	Nippon Parking Development	17,502
7,000	Nippon Pillar Packing	52,549
1,000	Nippon Seiki	9,809
2,000	Nippon Seisen	8,674
7,000	Nippon Shokubai	85,159
2,000	Nippon Steel Trading	5,232
3,000	Nippon Synthetic Chemical Industry	17,698
2,700	Nippon Telegraph & Telephone	125,333
9,000	Nishi-Nippon City Bank	19,674
11,000	Nissei Build Kogyo	17,458
900	Nisshin Fudosan	5,229
8,000	Nissin Electric	50,844
3,000	Nissin Kogyo	39,809
200	Nissin Sugar Holdings	3,800
1,800	Nitto Denko	77,334
2,400	Nittoku Engineering	31,948
41,200	Nomura Holdings	144,266
2	Nomura Real Estate Office Fund REIT	11,502
7,200	Nomura Research Institute	148,730
3,000	Noritake	7,517
3,000	NTN	8,046
7	NTT Data	21,144
69	NTT DoCoMo	115,339
7	Nuflare Technology	55,882
500	Obara Group	5,787
4,000	Ogaki Kyoritsu Bank	13,782
2,100	Oiles	40,609
3,000	Oita Bank	9,506
5,000	OKUMA	29,823
1,210	ORIX	114,390
9,100	Otsuka Holdings	277,101
400	Pal	21,965
1,000	PanaHome	6,122
660	Point	23,046
1	Premier Investment REIT	3,506
2,000	Press Kogyo	8,844
400	Proto	12,712
18	Riberesute	10,396
1,200	Ricoh Leasing	27,580
6,000	Riken	23,258
1,500	Riken Keiki	10,105
1,100	Riso Kagaku	18,224
1,600	Round One	8,212
500	San-A	18,601
2,000	San-Ai Oil	9,663
4,000	San-In Godo Bank	27,985
1,000	Sankyo Frontier	5,473
1,400	Santen Pharmaceutical	59,559
2,000	Sanyo Denki	12,480
8	Sanyo Housing Nagoya	8,344
16,000	Sasebo Heavy Industries	17,030
900	SBS Holdings	8,936
2,000	Seino Holdings	13,487
2	Sekisui House SI Investment REIT	8,674
1,000	Sekisui Jushi	10,438
1,200	Seria	18,444
4,000	Shiga Bank	21,899
700	Shimachu	14,711
1,000	Shimamura	116,059
2,000	Shinagawa Refractories	4,110
3,600	Shinko Plantech	33,190
4,000	Shinsho	8,224
8,000	Shionogi	113,951
2,700	Ship Healthcare Holdings	70,587
4,000	Shiroki	10,439
2,000	Shizuoka Bank	20,128
25	Simplex Holdings	9,296
65	SKY Perfect JSAT Holdings	27,080
5,100	Skymark Airlines	24,678
1,300	SNT	5,718
700	Softbank	26,708
400	Sogo Medical	14,267
5,600	Sojitz	8,682
900	Sony	10,944
7,800	Sony Financial Holdings	124,408
1,100	SRA Holdings	12,592
500	St. Marc Holdings	18,875
3,500	Studio Alice	58,306
2,800	Sugi Holdings	93,119
1,100	Sumitomo Forestry	9,479
23,000	Sumitomo Heavy Industries	92,164
8,000	Sumitomo Metal Mining	85,448
1,600	Sumitomo Mitsui Financial Group	50,386
13,000	Sumitomo Mitsui Trust Holdings	37,131
1,300	Sumitomo Pipe & Tube	10,732
3,000	Sumitomo Precision Products	14,904
1,500	Sundrug	52,164
14	Systena	10,949
6,000	T RAD	19,544
700	Tachi-S	11,480
2,000	Taihei Dengyo Kaisha	13,720
2,000	Taihei Kogyo	9,345
800	Taikisha	17,416
2,000	Takeda Pharmaceutical	91,859
1,000	TBK	5,231
6,500	Tecmo Koei Holdings	50,855
400	Teikoku Electric Manufacturing	7,345
2,000	Teikoku Sen-I	15,425
2,800	Temp Holdings	32,037
9	T-Gaia	18,385
1,000	Toa	6,782
5,000	Toagosei	18,781
500	Tocalo	6,984
2,000	Toei	9,440
400	Toei Animation	8,809

Shares		Value $

800	Tokai	20,456
2,200	Tokai Rubber Industries	23,864
310	Token	13,526
5,000	Tokuyama	11,138
800	Tokyo Derica	9,685
700	Tokyo Ohka Kogyo	14,738
2,600	Tokyo Seimitsu	40,397
300	Tokyu Community	9,971
6,000	Tokyu Land	30,262
2	Tokyu REIT	9,683
500	Tomen Electronics	6,583
500	Tomoe Engineering	10,112
2,200	TOMONY Holdings	8,943
2,000	TonenGeneral Sekiyu	16,366
2,100	Toppan Forms	19,336
2,000	Toppan Printing	12,390
1,800	Topre	16,394
1,000	Toridoll.corp	17,313
3,000	Toshiba Machine	12,440
4,000	Tosoh	9,826
4,000	Totetsu Kogyo	50,831
700	Touei Housing	7,274
1,300	Toyo	14,451
3,000	Toyo Ink SC Holdings	10,809
1,500	Toyo Tanso	41,676
4,500	Trend Micro	133,425
600	Trusco Nakayama	11,582
3,200	Tsukui	50,710
800	Tsuruha Holdings	51,726
2,900	Unipres	76,716
700	United Arrows	18,329
2,800	Universal Entertainment	61,940
3,100	Utoc	8,786
1,100	Valor	17,916
1,300	VT Holdings	11,351
2,000	Wakita	14,343
600	Warabeya Nichiyo	10,396
8	Wowow	18,167
2,200	Xebio	47,867
200	Yachiyo Bank	4,017
460	Yamada Denki	23,840
2,000	Yamanashi Chuo Bank	8,391
2,300	Yamazen	16,178
600	Yaoko	22,029
1,000	Yonekyu	9,360
2,600	Yorozu	38,507
1,900	Yusen Logistics	21,653
6	Zappallas	5,376
3,000	Zojirushi	10,503
		11,040,192
	Luxembourg (2) — 0.1%
1,782	Oriflame Cosmetics	66,356

	Malaysia — 0.5%
7,300	APM Automotive Holdings	11,640
6,500	Berjaya Sports Toto (2)	8,872
22,200	Coastal Contracts (2)	13,337
23,000	HAP Seng Consolidated (2)	12,670
86,000	Hap Seng Plantations Holdings (2)	86,008
36,400	Kumpulan Fima (2)	26,888
55,600	Mudajaya Group (2)	44,400
16,800	TDM (2)	23,956
4,500	Tradewinds Malaysia (2)	12,063
6,600	Tradewinds Plantation (2)	10,113
7,700	UMW Holdings (2)	23,222
		273,169
	Malta (2) — 0.0%
22,416	BGP Holdings (1) (3)	—

	Mexico — 0.1%
11,128	Grupo Mexico	31,296

	Netherlands — 2.5%
699	Accell Group (2)	11,698
9,901	Aegon (2)	44,944
1,221	ASM International (2)	46,300
1,333	BE Semiconductor Industries (2)	9,991
663	Beter Bed Holding (2)	11,920
1,299	BinckBank (2)	8,628
431	Exact Holding (2)	8,798
1,136	ING Groep (1) (2)	7,473
3,046	Koninklijke Ahold (2)	37,077
1,686	Koninklijke Boskalis Westminster (2)	54,936
1,155	Koninklijke DSM (2)	56,852
8,109	Koninklijke KPN (2)	66,559
5,600	LyondellBasell Industries	249,368
892	Mediq (2)	9,409
400	Nieuwe Steen Investments Funds REIT (2)	3,442
10,049	PostNL (2)	40,865
10,485	Royal Dutch Shell (2)	357,121
10,494	Royal Dutch Shell Class A (2)	356,615
1,155	Sligro Food Group (2)	26,696
2,906	SNS Reaal (1) (2)	3,569
898	Wereldhave REIT (2)	47,140
		1,459,401
	New Zealand (2) — 0.2%
47,667	Fisher & Paykel Healthcare	73,436
11,592	New Zealand Oil & Gas	7,627
7,005	Nuplex Industries	14,315
		95,378
	Norway — 2.5%
1,777	Aker Solutions (2)	26,036
6,938	Atea (2)	57,988
1,826	Austevoll Seafood (2)	7,545
1,183	Cermaq (2)	14,008
1,197	DnB NOR (2)	12,567
530	Farstad Shipping (2)	13,217
2,807	Fred Olsen Energy (2)	106,092

Shares		Value $

2,040	Kongsberg Gruppen (2)	38,830
6,764	Kvaerner (2)	15,633
413	Leroy Seafood Group (2)	7,039
7,892	Pronova BioPharma (2)	12,202
1,215	SpareBank 1 SMN (2)	6,395
262	Sparebanken More	6,564
15,578	Statoil (2)	370,236
4,157	Storebrand (2)	15,806
25,476	Telenor (2)	430,784
3,380	TGS Nopec Geophysical (2)	98,789
3,986	Yara International (2)	188,221
		1,427,952
	Philippines (2) — 0.0%
15,100	Rizal Commercial Banking	16,052

	Poland (2) — 0.9%
4,125	Asseco Poland	56,029
458	Budimex	7,650
842	Grupa Lotos (1)	6,572
1,807	Jastrzebska Spolka Weglowa	50,305
3,031	KGHM Polska Miedz	114,500
1,733	Powszechny Zaklad Ubezpieczen	183,054
46,495	Synthos	73,588
		491,698
	Portugal (2) — 0.1%
10,239	Banco BPI (1)	6,315
21,110	Banco Comercial Portugues (1)	2,440
18,636	Banco Espirito Santo (1)	11,457
17,009	Portucel Empresa Produtora de Pasta e Papel	41,730
2,407	Portugal Telecom	10,210
7,636	Sonaecom - SGPS	11,456
		83,608
	Russia — 0.1%
215	LUKOIL ADR	12,083
4,580	Surgutneftegas OAO ADR	38,335
		50,418
	Singapore (2) — 1.7%
24,000	Boustead Singapore	18,779
21,000	CapitaCommercial Trust REIT	22,558
122,000	ComfortDelGro	164,427
6,000	Far East Orchard (1)	10,185
16,000	Fortune REIT	11,385
9,000	Hong Leong Asia	12,296
13,000	HTL International Holdings	3,550
5,000	Jardine Cycle & Carriage	187,077
18,000	Jurong Technologies Industrial (1) (3)	—
15,000	Keppel	134,250
30,800	M1	62,516
41,000	OSIM International	40,014
10,000	SembCorp Industries	42,359
25,000	Singapore Telecommunications	71,740
11,000	StarHub	33,837
57,000	Straits Asia Resources	59,613
16,000	UMS Holdings	4,984
11,000	United Engineers	20,089
10,000	UOL Group	41,502
1,000	Venture	5,981
18,000	Wing Tai Holdings	20,348
		967,490
	South Africa — 1.4%
3,325	ABSA Group (2)	54,178
3,067	Allied Electronics	8,454
989	Astral Foods (2)	12,272
8,047	Capital Property Fund (2)	10,489
7,501	Coronation Fund Managers (2)	26,694
1,545	Gold Fields (2)	19,830
1,000	Kumba Iron Ore (2)	62,060
2,794	Lewis Group (2)	23,899
12,343	MTN Group (2)	221,902
1,080	Palabora Mining	12,013
3,283	Raubex Group (2)	5,367
1,550	Reunert (2)	14,963
929	Sasol (2)	38,538
27,321	Vodacom Group (2)	316,434
		827,093
	South Korea — 1.3%
480	AMOREPACIFIC Group (2)	155,786
940	Bookook Steel (2)	1,572
680	Chong Kun Dang Pharm (2)	12,529
490	Daechang Forging (2)	15,893
470	Daegu Department Store (2)	6,020
376	Daelim Industrial (2)	28,824
410	Daishin Securities (2)	2,963
840	Daou Technology (2)	8,313
610	Dong Ah Tire & Rubber (2)	6,390
1,852	Eugene Technology (2)	27,862
1,110	Global & Yuasa Battery (2)	47,289
410	Halla Engineering & Construction (2)	3,437
1,530	Hanil E-Wha (2)	11,846
2,930	Hansae Yes24 Holdings (2)	13,926
490	Hanyang Securities (2)	2,716
590	Hwa Shin (2)	5,064
3,390	Hyundai Marine & Fire Insurance (2)	83,665
530	Jinheung Mutual Savings Bank (1) (2)	331
480	Kia Motors (2)	32,904
1,767	KT&G	130,186
1,970	Kwang Dong Pharmaceutical (2)	7,211
190	Kyeryong Construction Industrial (2)	1,584
1,300	Kyung Nong (2)	3,459
624	Kyungdong Pharm (2)	5,112
5,040	Meritz Fire & Marine Insurance (2)	45,164
100	Mi Chang Oil Industrial (2)	4,117

Shares		Value $

860	Motonic (2)	5,371
86	Nong Shim Holdings (2)	3,864
58	Ottogi (2)	8,465
110	Pusan City Gas (2)	1,864
520	Sebang (2)	6,828
470	Sejong Industrial (2)	5,040
39	Shinsegae Food (2)	2,983
187	Sindoh (2)	10,893
1,500	SK Telecom ADR	20,805
1,260	Taeyoung Engineering & Construction (2)	5,463
990	Whanin Pharmaceutical (2)	5,553
650	Woongjin Thinkbig (2)	4,638
278	Youngone Holdings (2)	14,716
		760,646
	Spain (2) — 2.6%
2,452	Abengoa	32,475
2,075	ACS Actividades de Construccion y Servicios	32,713
2,281	Antena 3 de Television	8,499
6,929	Banco Bilbao Vizcaya Argentaria	45,172
8,224	Banco de Sabadell	15,661
998	Banco Espanol de Credito	2,616
1,861	Banco Popular Espanol	3,492
5,246	Banco Santander Central Hispano	31,764
3,522	CaixaBank	11,505
825	Caja de Ahorros del Mediterraneo (1) (3)	—
99	Construcciones y Auxiliar de Ferrocarriles	44,352
4,717	Duro Felguera	25,972
11,828	Enagas	204,854
1,491	Financiera Alba	46,761
9,880	Gas Natural SDG	121,652
4,843	Grupo Catalana Occidente	59,367
5,580	Iberdrola	20,211
3,333	Indra Sistemas	29,483
44,422	Mapfre	80,773
3,365	Obrascon Huarte Lain	66,007
4,339	Red Electrica	171,806
3,684	Repsol	58,713
2,302	Tecnicas Reunidas	96,954
23,491	Telefonica	266,465
766	Vueling Airlines (1)	4,059
		1,481,326
	Sweden — 2.6%
232	AddTech (2)	6,027
703	Avanza Bank Holding (2)	13,470
2,469	Axfood (2)	87,376
587	Bilia Class A (2)	6,923
5,414	Billerud (2)	48,190
1,920	Boliden (2)	29,110
4,022	Concentric (2)	28,880
1,000	D Carnegie (1) (2) (3)	—
4,428	HIQ International (2)	23,271
468	Hoganas Class B (2)	15,058
742	Industrial & Financial Systems	12,329
1,952	Intrum Justitia (2)	27,121
8,214	Investment Kinnevik (2)	169,061
3,831	JM (2)	72,451
2,418	Kungsleden (2)	13,817
16,007	Meda (2)	151,159
533	NCC Class B (2)	9,980
1,390	Nolato (2)	14,225
3,074	Peab (2)	14,398
4,669	Saab (2)	77,928
9,730	Scania (2)	167,283
1,521	Skandinaviska Enskilda Banken (2)	11,149
2,024	SKF Class B (2)	41,744
2,615	Tele2 Class B (2)	43,219
65,256	TeliaSonera (2)	431,282
		1,515,451
	Switzerland — 2.8%
3,057	ABB (2)	53,150
185	Baloise Holding (2)	12,207
5	Bell (2)	9,717
803	Credit Suisse Group (2)	13,671
66	Emmi (2)	13,632
165	EMS-Chemie Holding (2)	32,440
11,743	Ferrexpo (2)	33,301
160	Georg Fischer (2)	55,441
410	Helvetia Holding (2)	126,839
1,465	Implenia (2)	46,453
86	Inficon Holding (2)	16,773
117	Komax Holding (2)	8,656
3,567	Meyer Burger Technology (1) (2)	46,896
3,332	Novartis (2)	195,652
223	Pargesa Holding (2)	13,429
2,421	Roche Holding (2)	428,700
460	Schweizerische National-Versicherungs-Gesellschaft	16,821
652	Swiss Life Holding (2)	62,201
111	Swisscom (2)	44,405
3,358	UBS (2)	35,326
48	Valora Holding (2)	8,124
44	Vaudoise Assurances Holding	12,270
49	Walter Meier (2)	10,926
1,386	Zurich Financial Services (2)	307,612
		1,604,642
	Taiwan (2) — 1.8%
9,000	Ability Enterprise	8,383
7,000	ACES Electronic	9,734
3,000	Alcor Micro	4,780
10,000	AMPOC Far-East	7,862
8,799	Asia Vital Components	4,477
2,000	Asustek Computer	18,389
7,000	Audix	5,672
5,000	Aurora Systems	4,820
11,000	AV Tech	32,204
8,000	Avermedia Technologies	4,813

Shares		Value $

11,493	Chicony Electronics	22,047
14,394	Compal Electronics	13,409
7,000	Coretronic	6,116
5,000	E Ink Holdings	4,828
14,420	Feng TAY Enterprise	13,946
24,000	Formosan Rubber Group	14,621
7,069	FSP Technology	6,041
9,000	Gigabyte Technology	7,805
19,000	Grape King Industrial	38,235
6,000	Holiday Entertainment	10,449
6,000	HTC	57,634
10,000	ICP Electronics	16,027
3,000	I-Sheng Electric Wire & Cable	3,888
16,044	Lite-On IT	14,828
18,090	Lite-On Technology	22,605
6,000	Macroblock	24,609
17,000	Makalot Industrial	46,776
4,000	MPI	7,927
16,000	MStar Semiconductor	101,130
13,000	Nantex Industry (1)	11,101
12,000	Phihong Technology	9,681
19,000	Portwell	20,321
10,000	Powertech Technology	20,020
18,000	Prime Oil Chemical Service	19,026
3,150	Promate Electronic	2,307
17,150	Radiant Opto-Electronics	66,545
17,000	Shinkong Insurance	11,852
11,000	Sigurd Microelectronics	7,960
7,020	Silitech Technology	14,238
3,000	Sincere Navigation	2,641
4,000	Sirtec International	4,759
3,000	Sporton International	6,948
21,000	Syncmold Enterprise	31,959
4,000	Taiwan Navigation	4,017
4,000	Taiwan Prosperity Chemical	7,011
35,000	Taiwan Sogo Shin Kong SEC	35,414
7,062	Taiwan Surface Mounting Technology	10,787
76,000	TCC International Holdings	18,207
7,210	Test Research	10,982
6,000	Thye Ming Industrial	5,259
10,000	Topco Scientific	15,951
18,000	Transcend Information	48,181
2,000	Tripod Technology	4,503
5,000	Tsann Kuen Enterprise	10,132
12,100	TSRC	27,423
6,000	Ttet Union	10,011
8,400	Weikeng Industrial	6,025
11,634	Wistron	12,426
7,000	Wistron NeWeb	13,770
7,000	Zeng Hsing Industrial	22,418
		1,025,930
	Thailand (2) — 0.4%
18,400	Bangchak Petroleum	12,898
5,300	Bangkok Expressway	4,787
2,450	Banpu	31,517
13,300	Delta Electronics Thai	10,025
2,100	Electricity Generating	7,295
12,400	Hana Microelectronics	7,848
27,700	Khon Kaen Sugar Industry	10,545
39,700	Lanna Resources	30,257
13,700	MCOT	12,477
42,100	MCS Steel	8,933
110,400	Property Perfect	3,848
6,100	PTT	62,843
5,500	PTT Exploration & Production	26,413
19,100	SC Asset	9,130
74,800	Thai Tap Water Supply	17,415
		256,231
	Turkey (2) — 0.8%
3,991	Alarko Holding	8,736
154	Bagfas Bandirma Gubre Fabrik	15,355
19,435	EGE Seramik Sanayi ve Ticaret	18,528
9,580	Ford Otomotiv Sanayi	92,019
1,234	Gubre Fabrikalari (1)	10,246
22,963	Ipek Dogal Enerji Kaynaklari Ve Uretim (1)	52,985
25,781	Koza Anadolu Metal Madencilik Isletmeleri (1)	60,600
2,311	Mardin Cimento Sanayii ve Ticaret	7,035
15,659	Park Elektrik Uretim Madencilik Sanayi ve Ticaret	48,462
1,239	Pinar SUT Mamulleri Sanayii (1)	11,287
4,852	Soda Sanayii (1)	8,460
3,204	Tofas Turk Otomobil Fabrikasi	14,750
7,107	Trakya Cam Sanayi (1)	8,324
27,567	Turk Telekomunikasyon	106,275
816	Turk Traktor ve Ziraat Makineleri	15,508
		478,570
	United Kingdom — 18.4%
39,068	Aberdeen Asset Management (2)	157,915
13,490	African Barrick Gold (2)	79,350
1,918	Albemarle & Bond Holdings	7,879
6,053	Anglo American (2)	179,377
776	Anglo American (South African Shares) (2)	23,043
14,777	Anglo Pacific Group (2)	52,270
8,231	Antofagasta (2)	137,532
26,364	Ashmore Group (2)	133,456
9,179	AstraZeneca (2)	428,676
1,783	Aviva (2)	8,165
20,953	Avocet Mining (2)	24,511
16,014	BAE Systems (2)	77,288
25,599	Balfour Beatty (2)	115,983
50,600	Barclays (2)	131,782
20,582	Beazley (2)	51,043
3,893	BHP Billiton (2)	113,515
5,188	Bodycote (2)	26,667
52,790	BP (2)	350,520
6,370	Brewin Dolphin Holdings (2)	14,974

Shares		Value $

21,666	Cable & Wireless Communications (2)	10,601
16,782	Carillion (2)	66,305
9,032	Carphone Warehouse Group (2)	17,911
84,358	Centrica (2)	418,711
12,833	Chemring Group (2)	58,018
3,607	Chesnara (2)	9,235
3,387	Chime Communications	9,612
8,778	Close Brothers Group (2)	102,317
49,360	Cobham (2)	179,451
8,243	Computacenter (2)	45,797
8,813	Cookson Group (2)	75,807
1,948	Cranswick (2)	26,067
8,090	Domino Printing Sciences (2)	69,913
13,169	Drax Group (2)	97,924
5,585	easyJet (2)	49,013
35,318	Electrocomponents (2)	118,596
51,616	EnQuest (1) (2)	90,935
21,830	Eurasian Natural Resources (2)	133,772
19,263	Evraz (2)	71,447
18,210	Firstgroup (2)	63,583
867	Games Workshop Group	7,979
3,700	Gem Diamonds (1) (2)	11,408
11,966	GKN (2)	39,343
18,578	GlaxoSmithKline (2)	427,473
6,239	Greene King (2)	58,486
10,688	Greggs (2)	86,125
5,022	Halfords Group (2)	16,144
16,345	Hays (2)	19,202
8,044	Highland Gold Mining (2)	14,474
2,398	Hilton Food Group	10,132
8,057	Home Retail Group (2)	9,765
37,717	HSBC Holdings (2)	315,090
30,400	HSBC Holdings (Hong Kong Shares) (2)	254,293
27,366	ICAP (2)	136,235
15,355	IG Group Holdings (2)	107,864
13,438	IMI (2)	172,616
1,349	Immunodiagnostic Systems Holdings	5,182
4,790	Imperial Tobacco Group (2)	185,874
23,197	Inmarsat (2)	178,373
1,649	Interior Services Group (2)	3,150
4,356	Intermediate Capital Group (2)	17,692
10,877	International Personal Finance (2)	47,637
7,697	Interserve (2)	39,160
2,968	Investec (2)	17,488
402	JD Sports Fashion (2)	4,328
3,290	John Menzies	32,290
10,298	Kazakhmys (2)	113,146
1,407	Keller Group (2)	10,256
563	Kier Group (2)	11,179
40,405	Kingfisher (2)	168,516
119,694	Legal & General Group (2)	238,254
117,858	Lloyds Banking Group (1) (2)	55,900
3,380	London Stock Exchange Group (2)	51,227
7,183	Marks & Spencer Group (2)	37,477
2,248	Mears Group (2)	9,480
7,166	Micro Focus International (2)	60,141
15,303	Mitie Group (2)	64,961
9,379	Mondi (2)	79,792
6,367	Morgan Crucible (2)	25,157
12,555	N Brown Group (2)	51,662
3,692	New World Resources (2)	17,006
3,321	Next (2)	167,217
3,803	Pace (2)	9,008
13,992	Playtech	76,122
151,608	Polo Resources (2)	6,933
9,114	Premier Farnell (2)	25,338
2,695	Provident Financial (2)	54,250
10,889	Prudential (2)	129,577
10,425	QinetiQ Group (2)	27,309
7,434	Reckitt Benckiser Group (2)	407,959
2,783	Rio Tinto (2)	128,162
9,277	Royal Bank of Scotland Group (1) (2)	31,095
7,662	RPC Group (2)	49,192
15,584	RSA Insurance Group (2)	26,521
45,658	Sage Group (2)	205,318
2,671	Scottish & Southern Energy (2)	54,861
3,716	Segro REIT (2)	13,735
843	Standard Chartered (2)	19,298
57,373	Standard Life (2)	216,921
10,058	Sthree (2)	45,341
52,046	TalkTalk Telecom Group (2)	141,442
6,386	Tate & Lyle (2)	65,966
49,476	Tesco (2)	246,339
4,799	TT electronics (2)	11,117
2,409	Tullett Prebon (2)	10,280
2,285	Unibet Group (2)	55,846
10,675	Unilever (2)	382,765
5,409	Valiant Petroleum (1) (2)	36,041
3,368	Vedanta Resources (2)	51,229
136,756	Vodafone Group (2)	391,384
5,600	WH Smith (2)	48,268
43,862	WM Morrison Supermarkets (2)	190,436
11,839	Xstrata (2)	156,449
		10,522,637
	TOTAL COMMON STOCK (Cost $56,178,707)	55,095,845

	PREFERRED STOCK — 0.5%
	Brazil — 0.4%
11,800	AES Tiete	166,992
1,500	Bradespar	22,084
300	Cia de Transmissao de Energia Eletrica Paulista	8,474
1,300	Cia Energetica de Minas Gerais ADR	24,713
800	Cia Energetica do Ceara Class A	14,995
3,700	Marcopolo	18,236
		255,494
	Germany (2) — 0.1%
16	KSB	7,460

Shares		Value $

191	ProSiebenSat.1 Media	3,998
209	Volkswagen	35,566
		47,024
	TOTAL PREFERRED STOCK (Cost $293,478)	302,518

	INVESTMENT COMPANY (2) — 0.0%
	Guernsey — 0.0%
3,969	IRP Property Investments Limited	4,073

	Switzerland — 0.0%
116	BB Biotech	10,974
	TOTAL INVESTMENT COMPANY (Cost $20,337)	15,047

	RIGHTS (1) — 0.0%
	Brazil — 0.0%
2	Cia de Transmissao de Energia Eletrica Paulista
	Expires 08/12	—

	Portugal — 0.0%
10,239	Banco BPI
	Expires 08/12	13
	TOTAL RIGHTS (Cost $—)	13

	WARRANT (1) (2) (3) — 0.0%
	Netherlands — 0.0%
446	Nieuwe Steen Investments Expires 04/01/13 (Cost $—)	—

	SHORT-TERM INVESTMENT (4) — 2.8%
1,568,210	JPMorgan Prime Money Market Fund, 0.100% (Cost $1,568,210)	1,568,210
	TOTAL INVESTMENTS — 99.5% (Cost $58,060,732)*	56,981,633
	OTHER ASSETS LESS LIABILITIES — 0.5%	283,418
	NET ASSETS — 100%	$57,265,051

(1)	Denotes non-income producing security.
(2)	Security is fair valued.
(3)	Security considered illiquid. On July 31, 2012 the value of these securities amounted to $0, representing 0.0% of the net assets of the Fund.
(4)	The rate shown represents the 7-day current yield as of July 31, 2012.

* At July 31, 2012, the tax basis cost of the Fund’s investments was $58,060,732, and the unrealized appreciation and depreciation were $2,177,058 and $(3,256,157), respectively.

The open futures contracts held by the Fund at July 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
FTSE 100 Index	11	Sep-2012	$(1,186)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2012, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Citigroup Global Markets	8/16/12	TRY	250,500	USD	136,788	$(2,425)
JPMorgan	8/16/12	EUR	542,437	USD	658,190	(9,339)
JPMorgan	8/16/12	GBP	525,200	USD	812,958	(10,466)
JPMorgan	8/16/12	USD	664,233	EUR	542,437	3,296
JPMorgan	8/16/12	USD	2,137,293	GBP	1,372,562	14,650
State Street Bank	8/16/12	GBP	177,100	USD	278,389	726
						$(3,558)

ADR — American Depositary Receipt

EUR — Euro

GBP — British Pound

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

July 31, 2012 (unaudited)

Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 47.3%
	FHLMC
570,000	6.000%, 08/01/42	626,288
314,195	3.797%, 07/01/41 (1)	333,953
	FHLMC Gold
3,702	6.000%, 12/01/28	4,152
76,428	5.500%, 05/01/38	83,467
93,503	5.000%, 05/01/18	100,532
324,708	4.500%, 10/01/24	351,244
1,218,292	4.500%, 12/01/39	1,310,735
651,111	4.500%, 12/01/40	715,167
439,943	3.500%, 09/01/26	470,134
	FHLMC IO REMIC (2)
11	1169.001%, 01/15/22 (1)	286
953,251	6.451%, 02/15/39 (1)	149,525
447,371	6.401%, 02/15/41 (1)	86,772
335,312	6.401%, 04/15/41 (1)	80,146
2,877,458	6.351%, 06/15/39 (1)	405,794
3,940,830	6.351%, 11/15/40 (1)	634,456
511,778	5.901%, 05/15/25 (1)	76,234
843,173	5.901%, 12/15/41 (1)	145,674
879,812	5.000%, 06/15/34	149,274
1,577,506	2.118%, 06/15/15 (1)	53,359
	FHLMC REMIC
40,332	13.386%, 07/15/33 (1)	43,427
457,180	8.403%, 02/15/41 (1)	466,087
104,777	6.652%, 05/15/42 (1)	106,141
320,000	4.500%, 03/15/41	367,335
	FHLMC TBA
6,285,000	3.000%, 08/15/27	6,604,160
580,000	3.000%, 09/15/27	608,456
	FNMA
23,303	7.500%, 12/01/29	27,570
367,717	6.190%, 09/01/36 (1)	400,856
21,853	6.000%, 12/01/28	24,107
47,072	6.000%, 10/01/29	51,926
572,470	6.000%, 05/01/36	631,506
932,704	6.000%, 03/01/37	1,031,220
278,769	5.500%, 11/01/34	306,927
949,663	5.500%, 10/01/35	1,045,584
945,959	5.500%, 07/01/38	1,041,507
198,774	5.000%, 10/01/29	216,850
226,344	4.500%, 07/01/41	246,058
337,237	4.500%, 09/01/41	366,610
366,187	4.500%, 10/01/41	398,082
562,663	4.000%, 10/01/41	591,593
1,032,437	4.000%, 01/01/42	1,108,428
112,838	3.500%, 11/01/25	121,252
572,275	3.500%, 02/01/26	618,164
757,371	3.411%, 01/01/42 (1)	803,280
482,677	3.405%, 01/01/42 (1)	511,158
	FNMA IO (2)
612,578	5.500%, 01/25/19	53,141
387,116	5.000%, 07/01/18	32,725
434,711	5.000%, 07/01/18	35,166
280,037	5.000%, 07/01/18	22,696
	FNMA IO REMIC (2)
564,166	6.404%, 07/25/39 (1)	114,462
1,768,846	6.404%, 11/25/41 (1)	362,231
628,805	5.500%, 12/25/26	52,846
	FNMA REMIC
111,805	5.000%, 07/25/37	122,622
94,613	4.000%, 02/25/42	94,777
504,684	4.000%, 04/25/42	508,214
	FNMA TBA
815,000	4.000%, 09/25/42	873,069
	GNMA
3,797	8.000%, 11/15/17	4,406
4,124	8.000%, 06/15/26	4,785
25,963	7.000%, 09/15/23	30,068
27,873	6.000%, 10/20/32	31,758
98,521	6.000%, 06/20/35	112,068
322,668	5.000%, 05/20/30	362,245
304,942	5.000%, 12/20/33	318,557
144,791	4.500%, 07/20/41	160,950
275,195	4.000%, 04/20/41 (1)	294,663
153,486	4.000%, 05/20/41 (1)	164,344
497,276	4.000%, 06/20/41 (1)	532,456
1,797,846	4.000%, 07/20/41 (1)	1,925,034
133,408	4.000%, 03/20/42	147,317
228,072	1.299%, 06/16/39 (1)	233,303
	GNMA IO (2)
87,954	4.500%, 11/20/32	3,227
341,122	4.500%, 06/20/33	20,491
980,580	4.500%, 12/16/37	89,521
1,743,293	4.500%, 06/20/39	176,020
3,872,108	1.085%, 03/16/47 (1)	302,009
2,339,449	0.961%, 08/16/52 (1)	164,634
	GNMA TBA
1,125,000	3.500%, 09/20/41	1,217,812
5,890,000	3.500%, 09/15/42	6,375,925
4,945,000	3.000%, 09/20/42	5,204,612
	NCUA Guaranteed Notes, Series R2
510,079	0.714%, 11/05/20 (1)	510,237
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $43,747,413)	44,173,867

	CORPORATE OBLIGATIONS (6) — 45.4%
	Abbott Laboratories
75,000	4.125%, 05/27/20	86,982
	Aetna
75,000	4.500%, 05/15/42	80,550
	Agrium
105,000	6.125%, 01/15/41	135,967
	Air Canada (3)
190,000	9.250%, 08/01/15	191,425
	Alliance One International
200,000	10.000%, 07/15/16	204,000

Principal Amount ($)		Value $

	Altria Group
90,000	9.950%, 11/10/38	151,908
	America Movil
200,000	3.125%, 07/16/22	206,286
205,000	2.375%, 09/08/16	212,489
	American Axle & Manufacturing
220,000	7.750%, 11/15/19	236,225
	American Express Bank
250,000	6.000%, 09/13/17	303,199
	Anheuser-Busch InBev Worldwide
280,000	5.375%, 11/15/14	310,313
	Apache
235,000	4.750%, 04/15/43	278,916
	Atmos Energy
65,000	8.500%, 03/15/19	87,630
	Avis Budget Car Rental LLC
195,000	8.250%, 01/15/19	210,356
	Banco Bradesco (3)
200,000	5.750%, 03/01/22	209,500
	Bank Nederlandse Gemeenten (3)
500,000	1.375%, 03/23/15	503,876
	Bank of America
445,000	5.650%, 05/01/18	491,884
	Bank of Montreal (3)
365,000	2.625%, 01/25/16	388,903
1,020,000	1.950%, 01/30/17	1,062,082
	Bank of Nova Scotia (3)
245,000	2.550%, 01/12/17	258,588
735,000	2.150%, 08/03/16 (3)	771,756
395,000	1.750%, 03/22/17 (3)	407,580
905,000	1.050%, 03/20/15 (3)	915,458
	Boston Properties
135,000	3.700%, 11/15/18	144,162
	Burlington Northern Santa Fe LLC
370,000	4.400%, 03/15/42	392,993
	Caisse Centrale Desjardins du Quebec (3)
380,000	1.600%, 03/06/17	388,752
	Canadian Imperial Bank of Commerce (3)
1,915,000	2.750%, 01/27/16	2,048,845
450,000	2.600%, 07/02/15	475,760
	Cardinal Health
65,000	1.900%, 06/15/17	66,086
	Case New Holland
140,000	7.750%, 09/01/13	149,450
	Caterpillar Financial Services
185,000	1.375%, 05/20/14	187,912
140,000	1.100%, 05/29/15	142,015
	CenturyLink
85,000	6.450%, 06/15/21	93,959
	Chesapeake Oilfield Operating LLC (3)
260,000	6.625%, 11/15/19	237,900
	CIT Group
250,000	5.000%, 05/15/17	261,406
	Citigroup
340,000	3.953%, 06/15/16	354,618
	CNA Financial
140,000	7.350%, 11/15/19	170,803
	Coca-Cola
220,000	1.800%, 09/01/16	229,061
	Consolidated Edison of New York
45,000	4.450%, 06/15/20	53,474
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
120,000	3.875%, 02/08/22	126,145
	Credit Suisse (3)
410,000	1.625%, 03/06/15	414,851
	CSX
55,000	6.150%, 05/01/37	71,250
270,000	3.700%, 10/30/20	291,176
	CVS Caremark
100,000	6.125%, 09/15/39	132,060
165,000	5.750%, 06/01/17	197,520
	Danske Bank (3)
315,000	3.875%, 04/14/16	318,811
	Deutsche Telekom International Finance
90,000	8.750%, 06/15/30	133,091
	Digital Realty Trust LP
230,000	5.875%, 02/01/20	260,631
140,000	5.250%, 03/15/21	154,630
	DIRECTV Holdings LLC
245,000	5.150%, 03/15/42	264,785
	DISH DBS (3)
230,000	5.875%, 07/15/22	238,050
	Dow Chemical
75,000	4.250%, 11/15/20	83,929
	Dr. Pepper Snapple Group
340,000	3.200%, 11/15/21	357,308
	DuPont Fabros Technology LP
200,000	8.500%, 12/15/17	221,500
	Eksportfinans
425,000	3.000%, 11/17/14	406,096
15,000	2.000%, 09/15/15	13,472
	El Paso Pipeline Partners Operating LLC
165,000	6.500%, 04/01/20	194,706
	Ensco
95,000	4.700%, 03/15/21	106,758
	Enterprise Products Operating LLC
60,000	6.125%, 10/15/39	71,025
	FMG Resources (3)
225,000	6.000%, 04/01/17	225,562
	Ford Motor Credit LLC
235,000	6.625%, 08/15/17	268,965
200,000	3.000%, 06/12/17	199,350
	Freeport-McMoRan Copper & Gold
100,000	3.550%, 03/01/22	101,151
110,000	2.150%, 03/01/17	110,852
	General Electric Capital

Principal Amount ($)		Value $

130,000	5.875%, 01/14/38	158,609
	George Washington University
205,000	3.485%, 09/15/22	219,816
	Georgia Power
180,000	4.300%, 03/15/42	201,242
	Gilead Sciences
165,000	4.500%, 04/01/21	188,274
	Goldman Sachs Group
700,000	5.750%, 01/24/22	766,037
	Hartford Financial Services Group
215,000	5.500%, 03/30/20	232,326
185,000	5.125%, 04/15/22	197,214
	HCA
240,000	5.875%, 03/15/22	259,500
	Health Care REIT
235,000	4.125%, 04/01/19	244,600
	Hess
135,000	6.000%, 01/15/40	160,846
	HJ Heinz
60,000	2.850%, 03/01/22	61,662
290,000	1.500%, 03/01/17	292,543
	HSBC Holdings
290,000	4.000%, 03/30/22	311,005
	Humana
90,000	7.200%, 06/15/18	108,994
	Icahn Enterprises (3)
265,000	8.000%, 01/15/18	282,887
	ING US (3)
285,000	5.500%, 07/15/22	291,388
	Jabil Circuit
200,000	5.625%, 12/15/20	213,500
	JPMorgan Chase Bank
475,000	6.000%, 10/01/17	553,460
	Kraft Foods
25,000	6.875%, 02/01/38	34,546
85,000	6.875%, 01/26/39	118,467
	Kraft Foods Group (3)
110,000	6.875%, 01/26/39	152,656
125,000	3.500%, 06/06/22	132,755
	Liberty Mutual Group (3)
160,000	6.500%, 05/01/42	172,304
	Lincoln National
155,000	4.200%, 03/15/22	160,394
	Lockheed Martin
130,000	3.350%, 09/15/21	137,487
	Lowe’s
55,000	3.800%, 11/15/21	61,055
	Macy’s Retail Holdings
140,000	6.700%, 07/15/34	170,961
	McKesson
120,000	7.500%, 02/15/19	156,675
	MetLife
185,000	6.817%, 08/15/18	229,210
	Midamerican Energy Holdings
185,000	5.750%, 04/01/18	222,810
	Molson Coors Brewing
125,000	5.000%, 05/01/42	148,949
	Mosaic
50,000	4.875%, 11/15/41	56,987
	Motorola Solutions
280,000	3.750%, 05/15/22	287,265
	National Bank of Canada (3)
1,995,000	2.200%, 10/19/16	2,099,857
	NBCUniversal Media LLC
385,000	5.150%, 04/30/20	457,459
	Nederlandse Waterschapsbank (3)
950,000	1.375%, 05/16/14	958,631
	Nevada Power, Series L
45,000	5.875%, 01/15/15	50,220
	Newmont Mining
35,000	6.250%, 10/01/39	42,381
235,000	4.875%, 03/15/42	245,492
	Nextel Communications, Series E
68,000	6.875%, 10/31/13	68,595
	Noble Energy
95,000	6.000%, 03/01/41	117,874
235,000	4.150%, 12/15/21	254,174
	Nordstrom
125,000	6.750%, 06/01/14	138,845
	Norfolk Southern
100,000	5.900%, 06/15/19	123,638
	Occidental Petroleum
95,000	1.750%, 02/15/17	98,056
	Odebrecht Finance (3)
200,000	5.125%, 06/26/22	205,000
	Offshore Group Investment
180,000	11.500%, 08/01/15	198,900
	Packaging Corp. of America
100,000	3.900%, 06/15/22	105,037
	Petrohawk Energy
125,000	7.250%, 08/15/18	141,630
	Petroleos Mexicanos (3)
270,000	4.875%, 01/24/22	305,100
	Pioneer Natural Resources
110,000	3.950%, 07/15/22	114,362
	PNC Funding
120,000	3.300%, 03/08/22	126,780
	Prudential Financial
140,000	4.750%, 09/17/15	153,085
	Quest Diagnostics
85,000	4.700%, 04/01/21	97,447
	Rent-A-Center
200,000	6.625%, 11/15/20	216,750
	Republic Services
30,000	5.250%, 11/15/21	35,795
	Reynolds American
170,000	7.625%, 06/01/16	205,631
65,000	7.250%, 06/15/37	84,069
	Reynolds Group Issuer LLC
200,000	7.125%, 04/15/19	213,500
	Rio Tinto Finance USA
230,000	3.500%, 03/22/22	252,789

Principal Amount ($)		Value $

	Sabra Health Care
200,000	8.125%, 11/01/18	216,000
	Sally Holdings LLC
245,000	5.750%, 06/01/22	263,069
	Sanmina-SCI (3)
280,000	7.000%, 05/15/19	280,000
	SLM
90,000	6.000%, 01/25/17	94,725
	Southern Copper
120,000	6.750%, 04/16/40	139,744
	Sparebank 1 Boligkreditt (3)
950,000	2.300%, 06/30/17	983,562
	Sparebanken 1 Boligkreditt (3)
195,000	1.250%, 10/25/13	196,191
	Swedbank Hypotek (1) (3)
205,000	2.375%, 04/05/17	212,369
440,000	0.911%, 03/28/14	439,424
	Teck Resources
35,000	10.750%, 05/15/19	42,403
	Telecom Italia Capital
270,000	6.175%, 06/18/14	274,725
	Terex
145,000	6.500%, 04/01/20	150,438
	Teva Pharmaceutical Finance
200,000	2.400%, 11/10/16	210,282
	Texas Instruments
190,000	2.375%, 05/16/16	201,057
	Time Warner
115,000	4.900%, 06/15/42	126,434
	Time Warner Cable
100,000	6.550%, 05/01/37	127,837
	Toronto-Dominion Bank (3)
2,100,000	1.500%, 03/13/17	2,143,964
	Tyson Foods
275,000	4.500%, 06/15/22	279,125
	UBS (3)
440,000	2.250%, 03/30/17	451,118
	United Business Media (3)
220,000	5.750%, 11/03/20	230,043
	United Technologies
120,000	4.500%, 06/01/42	139,766
	Univision Communications (3)
180,000	7.875%, 11/01/20	194,850
	Vale Overseas
410,000	4.375%, 01/11/22	430,593
	Valero Energy
50,000	4.500%, 02/01/15	53,767
	Ventas Realty
255,000	4.250%, 03/01/22	274,846
	Verizon Communications
315,000	3.500%, 11/01/21	349,774
	Vivendi (3)
115,000	4.750%, 04/12/22	113,550
	Wachovia Bank (1)
365,000	0.822%, 11/03/14	359,799
	Wal-Mart Stores
140,000	3.625%, 07/08/20	158,969
	Wells Fargo
185,000	3.500%, 03/08/22	197,678
	Willis Group Holdings
170,000	5.750%, 03/15/21	190,640
	Wind Acquisition Finance (3)
200,000	7.250%, 02/15/18	179,000
	WPP Finance UK
160,000	8.000%, 09/15/14	181,065
	XL Group
225,000	5.750%, 10/01/21	258,008
	Yum! Brands
65,000	6.875%, 11/15/37	91,087
	TOTAL CORPORATE OBLIGATIONS (Cost $40,070,769)	42,400,166

	ASSET-BACKED SECURITIES — 9.6%
	Accredited Mortgage Loan Trust, Series 1 (1)
219,883	0.596%, 04/25/35	200,159
	Accredited Mortgage Loan Trust, Series 4 (1)
112,777	0.456%, 12/25/35	112,286
	American Credit Acceptance Receivables Trust, Series 2 (3)
365,000	1.890%, 07/15/16	364,998
	AmeriCredit Automobile Receivables Trust, Series 2
375,000	0.760%, 10/08/15	375,740
	AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2
435,000	0.910%, 10/08/15	436,326
	BA Credit Card Trust, Series 2010-A1, Class A1 (1)
335,000	0.549%, 09/15/15	335,623
	Bear Stearns Asset-Backed Securities Trust, Series HE8 (1)
182,965	0.746%, 08/25/35	178,063
	Cabela’s Master Credit Card Trust, Series 2A (1) (3)
190,000	0.745%, 06/15/20	190,247
	CarMax Auto Owner Trust, Series 1
400,000	0.890%, 09/15/16	402,436
	CarMax Auto Owner Trust, Series 2
235,000	0.840%, 03/15/17	236,095
	Carrington Mortgage Loan Trust, Series FRE1 (1)
30,997	0.496%, 12/25/35	31,068
	Chase Issuance Trust, Series 2008-A13, Class A13 (1)
335,000	1.968%, 09/15/15	340,755
	Chase Issuance Trust, Series A1 (1)
375,000	0.349%, 05/16/16	375,067

Principal Amount ($)		Value $

	Citibank Omni Master Trust, Series A14A (1) (3)
1,600,000	2.999%, 08/15/18	1,677,897
	Citigroup Mortgage Loan Trust, Series HE4 (1)
71,535	0.516%, 10/25/35	70,905
	CNH Equipment Trust, Series A
420,000	1.380%, 02/15/18	427,202
	DT Auto Owner Trust, Series 1A (3)
246,315	1.050%, 01/15/15	246,460
	DT Auto Owner Trust, Series 2A (3)
250,000	4.350%, 03/15/19	251,475
	Golden Credit Card Trust, Series 4A (3)
425,000	1.390%, 07/15/19	425,253
	GSAMP Trust, Series HE2 (1)
78,337	0.366%, 03/25/47	72,607
	Honda Auto Receivables Owner Trust, Series 1
155,000	0.970%, 04/16/18	156,750
	Impac Secured Assets CMN Owner Trust, Series 2 (1)
276,053	0.596%, 08/25/36	272,543
	Lambda Finance, Series 2007-1 (4)
179,093	0.618%, 09/20/31	174,763
	MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10 (1)
165,000	0.309%, 11/16/15	165,016
	Nissan Auto Receivables Owner Trust, Series A
340,000	1.000%, 07/16/18	343,705
	RAMP Trust, Series RZ4 (1)
161,714	0.506%, 11/25/35	156,012
	Saxon Asset Securities Trust, Series 4 (1)
146,454	0.496%, 11/25/37	143,873
	SNAAC Auto Receivables Trust, Series 1A (3)
136,263	1.780%, 06/15/16	135,672
	Volvo Financial Equipment LLC, Series 1A (3)
365,000	0.910%, 08/17/15	366,473
	Wheels SPV LLC, Series 1 (3)
205,000	1.190%, 03/20/21	207,018
	World Omni Automobile Lease Securitization Trust, Series A
135,000	0.930%, 11/16/15	135,558
	TOTAL ASSET-BACKED SECURITIES (Cost $8,969,984)	9,008,045

	U.S. TREASURY OBLIGATIONS (6) — 7.4%
	United States Treasury Bills (5)
2,000,000	0.070%, 08/23/12	1,999,938
3,500,000	0.054%, 08/30/12	3,499,818
	United States Treasury Notes
355,000	3.125%, 02/15/42	395,659
945,000	1.750%, 05/15/22	967,444
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,868,551)	6,862,859

	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.7%
	Aire Valley Mortgages, Series 1A
308,175	0.708%, 09/20/66 (1) (3)	268,883
	Auburn Securities, Series 4
55,047	0.958%, 10/01/41 (1) (4)	73,028
	Auburn Securities, Series 5
199,700	0.878%, 12/01/41 (1) (4)	263,417
	BCAP LLC Trust, Series 2010-RR7, Class 4A2
65,709	5.000%, 04/26/20 (3)	67,881
	BCAP LLC Trust, Series RR4
471,696	0.326%, 11/25/36 (1) (3)	437,667
	Brunel Residential Mortgage Securitisation, Series 1A
157,895	0.656%, 01/13/39 (1) (3)	146,835
	First Flexible, Series 4
15,134	1.098%, 07/01/36 (1) (4)	21,276
	GMAC Mortgage Loan Trust, Series AR1
346,972	4.575%, 10/19/33 (1)	359,009
	Gosforth Funding, Series 1
182,000	2.294%, 12/19/47 (1) (4)	287,433
	Granite Master Issuer, Series 1
181,387	0.763%, 12/20/54 (1) (4)	275,911
	Holland Homes MBS BV, Series III
151,499	0.789%, 03/20/83 (1) (4)	175,339
	Impac CMB Trust, Series 2004-10, Class 4A1
74,723	0.986%, 03/25/35 (1)	74,748
	Impac CMB Trust, Series 2005-4, Class 2A2
193,980	0.626%, 05/25/35 (1)	170,053
	Impac CMB Trust, Series 2005-6, Class 2A2
159,533	0.646%, 10/25/35 (1)	147,563
	Impac Secured Assets CMN Owner Trust, Series 1
233,429	0.656%, 05/25/36 (1)	206,304
	Impac Secured Assets CMN Owner Trust, Series 2
39,791	0.676%, 08/25/36 (1)	35,562
	Leek Finance, Series 18X
230,104	0.728%, 09/21/38 (1) (4)	224,280
	Leek Finance, Series 19X

Principal Amount ($)		Value $

147,962	1.135%, 12/21/38 (1) (4)	224,106
	Master Adjustable Rate Mortgages Trust, Series 14
173,005	0.846%, 01/25/35 (1)	157,175
	Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10
666,925	2.060%, 01/15/22	681,889
	Paragon Mortgages, Series 16
123,449	3.578%, 04/15/39 (1)	193,754
	Residential Accredit Loans, Series 1999-QS4, Class A1
3,329	6.250%, 03/25/14	3,379
	Sequoia Mortgage Trust, Series 2012-1, Class 1A1
472,538	2.865%, 01/25/42 (1)	483,125
	Wells Fargo Mortgage-Backed Securities Trust, Series 16
184,744	5.000%, 11/25/36	191,003
	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class 1A2
193,376	5.500%, 02/25/34	195,667
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,301,471)	5,365,287

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 2.9%
	Americold LLC Trust, Series 2010-ARTA, Class A2FX
410,000	4.954%, 01/14/29 (3)	477,077
	Credit Suisse First Boston Mortgage Securities, Series 2002-CKN2, Class A3
5,200	6.133%, 04/15/37	5,215
	Extended Stay America Trust, Series 2010-ESHA, Class A
944,494	2.951%, 11/05/27 (3)	955,498
	LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A4
121,550	4.960%, 12/15/31	122,613
	LCP Proudreed, Series 1
196,292	1.258%, 08/25/16 (1) (4)	263,130
	LSTAR Commercial Mortgage Trust, Series 2001-1, Class B
110,000	5.604%, 06/25/43 (1) (3)	112,978
	Morgan Stanley Capital I, Series 2003-T11, Class A4
624,723	5.150%, 06/13/41	643,053
	Quokka Finance, Series 1
93,548	0.871%, 09/01/16 (1) (4)	105,318
	Real Estate Capital, Series 3
30,300	1.028%, 07/15/16 (1) (4)	45,011
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $2,647,692)	2,729,893

	SOVEREIGN GOVERNMENT — 1.4%
	Province of Manitoba Canada
185,000	9.625%, 12/01/18	264,474
	Province of New Brunswick Canada
370,000	2.750%, 06/15/18	399,349
	Province of Ontario Canada
210,000	2.450%, 06/29/22	213,302
	Ukraine Government International Bond (3)
190,000	7.650%, 06/11/13	189,525
	Venezuela Government International Bond
230,000	8.500%, 10/08/14	229,425
	TOTAL SOVEREIGN GOVERNMENT (Cost $1,267,574)	1,296,075

	MUNICIPAL BONDS — 1.0%
	California — 0.1%
70,000	State of California, GO
	7.550%, 04/01/39	93,578

	Georgia — 0.3%
210,000	Municipal Electric Authority of Georgia, RB
	6.637%, 04/01/57	252,985

	New York — 0.1%
75,000	Metropolitan Transportation Authority, RB
	6.814%, 11/15/40	100,447

	North Carolina — 0.3%
320,000	University of North Carolina at Chapel Hill, RB
	3.596%, 12/01/33	327,926

	Utah — 0.2%
170,000	State of Utah, GO
	3.539%, 07/01/25	190,334
	TOTAL MUNICIPAL BONDS (Cost $879,602)	965,270

	SHORT-TERM INVESTMENT (7) — 1.1%
998,140	JPMorgan Prime Money Market Fund, 0.100%
	(Cost $998,140)	998,140

TOTAL INVESTMENTS — 121.8% (Cost $110,751,196)*	113,799,602
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (21.8)%	(20,406,127)
NET ASSETS — 100%	$93,393,475

(1)	Variable Rate Security — Rate disclosed is as of July 31, 2012
(2)	Security considered illiquid. On July 31, 2012 the value of these securities amounted to $3,210,689, representing 3.4% of the net assets of the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2012, the value of these securities amounted to $25,345,597, representing 27.1% of the net assets of the Fund.

(4)

Security exempt from registration under Reg S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2012, the value of these securities amounted to $2,133,012, representing 2.3% of the net assets of the Fund.

(5)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(6)	Securities, or a portion of securities have been pledged as collateral on open derivative positions and mortgage dollar rolls.
(7)	The rate shown represents the 7-day current yield as of July 31, 2012.

* At July 31, 2012, the tax basis cost of the Fund’s investments was $110,751,196 and the unrealized appreciation and depreciation were $3,269,422 and $(221,016), respectively.

The open futures contracts held by the Fund at July 31, 2012, are as follows:

	Number of		Unrealized
	Contracts	Expiration	Appreciation
Type of Contract	Long (Short)	Date	(Depreciation)
90-Day Eurodollar	(7)	Sep-12	$(891)
90-Day Eurodollar	(152)	Dec-12	(69,917)
90-Day Eurodollar	(7)	Mar-13	(1,866)
90-Day Eurodollar	(7)	Jun-13	(1,929)
90-Day Eurodollar	(7)	Sep-13	(1,941)
90-Day Eurodollar	(7)	Dec-13	(1,941)
90-Day Eurodollar	(7)	Mar-14	(2,129)
90-Day Eurodollar	(7)	Jun-14	(2,329)
Canadian 10-Year Bond	17	Sep-12	33,086
Euro-Bund	(8)	Sep-12	(11,109)
Long Gilt 10-Year Bond	6	Sep-12	31,538
U.S. 10-Year Treasury Note	(30)	Sep-12	15,286
U.S. 2-Year Treasury Note	109	Oct-12	27,064
U.S. 5-Year Treasury Note	(132)	Oct-12	(127,988)
U.S. Long Treasury Bond	(7)	Sep-12	7,398
U.S. Ultra Long Treasury Bond	26	Sep-12	129,629
			$21,961

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2012, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Citigroup Global Markets	8/16/12	GBP	1,070,044	USD	1,650,595	$(27,049)
JPMorgan	8/16/12	EUR	226,998	USD	276,821	(2,531)
						$(29,580)

EUR — Euro FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Sterling Pound GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only
LLC — Limited Liability Company
LP — Limited Partnership NCUA — National Credit Union Administration
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
TBA — To Be Announced USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD and Currency Fund

Schedule of Investments

July 31, 2012 (unaudited)

Principal Amount†		Value $

	FOREIGN GOVERNMENT BONDS — 58.7%
	Czech Republic Government Bond
33,650,000	3.700%, 06/16/13	1,675,838
48,100,000	2.800%, 09/16/13	2,393,705
9,500,000	2.750%, 03/31/14	476,199
		4,545,742
	Hellenic Republic Government Bond
800,000	2.000%, 02/24/23	190,073
1,178,000	2.000%, 02/24/24	252,560
923,200	2.000%, 02/24/25	191,344
1,128,200	2.000%, 02/24/26	219,327
909,000	2.000%, 02/24/27	176,206
149,000	2.000%, 02/24/28	29,007
569,000	2.000%, 02/24/29	108,393
79,000	2.000%, 02/24/30	14,938
329,000	2.000%, 02/24/31	61,912
110,000	2.000%, 02/24/33	20,340
110,000	2.000%, 02/24/41	19,309
		1,283,409
	Government of Hungary Bond
243,350,000	7.000%, 06/24/22	1,036,716
115,000,000	6.750%, 02/12/13	500,475
67,300,000	6.750%, 02/24/17	287,799
		1,824,990
	Indonesia Treasury Bond
7,800,000,000	12.500%, 03/15/13	862,364
	Malaysia Government Bond
5,125,000	3.702%, 02/25/13	1,644,012
	Mexico Cetes
146,000,000	4.564%, 04/04/13 (1)	1,064,844
416,000,000	4.525%, 12/13/12 (1)	3,076,370
128,000,000	4.515%, 08/23/12 (1)	959,993
407,500,000	4.503%, 10/18/12 (1)	3,034,685
72,000,000	4.077%, 09/20/12 (1)	538,101
		8,673,993
	Poland Government Bond
1,800,000	5.750%, 04/25/14	552,436
2,490,000	5.250%, 04/25/13	750,089
3,590,000	5.000%, 10/24/13	1,084,241
		2,386,766
	Singapore Government Bond
3,720,000	3.625%, 07/01/14	3,185,966
600,000	2.500%, 10/01/12	483,949
3,010,000	2.250%, 07/01/13	2,464,761
1,280,000	1.625%, 04/01/13	1,038,205
		7,172,881

Principal Amount†/Shares

	South Africa Government Bond
9,975,000	10.500%, 12/21/26	1,541,291
2,880,000	7.500%, 01/15/14	359,532
8,200,000	7.000%, 02/28/31	911,304
11,250,000	6.750%, 03/31/21	1,365,408
12,000,000	6.250%, 03/31/36	1,180,055
		5,357,590
	Thailand Government Bond
12,784,000	3.097%, 11/26/14 (2)	405,766
1,500,000	3.092%, 01/29/14 (2)	47,570
		453,336
	Thailand Government Index Linked Bond
8,166,956	1.200%, 07/14/21	261,196
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $35,484,184)	34,466,279

	U.S. TREASURY OBLIGATIONS — 38.4%
	United States Treasury Bills (1)
4,000,000	0.143%, 12/06/12	3,998,308
4,000,000	0.141%, 12/13/12	3,998,176
1,000,000	0.138%, 01/10/13	999,449
3,000,000	0.138%, 01/17/13	2,998,134
2,000,000	0.131%, 11/01/12	1,999,476
3,830,000	0.120%, 11/29/12	3,828,533
1,300,000	0.093%, 08/02/12	1,299,999
1,800,000	0.062%, 09/27/12	1,799,807
1,600,000	0.056%, 08/23/12	1,599,949
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,520,643)	22,521,831

	SHORT-TERM INVESTMENT (3) — 2.0%
1,204,990	JPMorgan Prime Money Market Fund, 0.100% (Cost $1,204,990)	1,204,990
	TOTAL INVESTMENTS — 99.1% (Cost $59,209,817)*	58,193,100
	OTHER ASSETS LESS LIABILITIES — 0.9%	501,923
	NET ASSETS — 100%	$58,695,023

†             In local currency

(1)          Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(2)          Variable Rate Security — Rate disclosed is as of July 31, 2012

(3)          The rate shown represents the 7-day current yield as of July 31, 2012.

* At July 31, 2012, the tax basis cost of the Fund’s investments was $59,209,817, and the unrealized appreciation and depreciation were $352,594 and $(1,369,311), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2012, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/3/12	CZK	21,970,000	USD	1,162,876	$95,310
Barclays Capital	8/23/12	SGD	610,000	USD	479,319	(10,875)
Barclays Capital	9/14/12	USD	170,183	EUR	140,000	2,168
Barclays Capital	9/26/12	EUR	195,000	USD	239,356	(741)
Barclays Capital	10/9/12-10/25/12	ZAR	30,250,000	USD	3,579,745	(35,751)
Citigroup Global Markets	8/13/12	PLN	925,000	USD	271,157	(5,245)
Citigroup Global Markets	8/13/12	USD	155,869	PLN	530,000	2,501
Citigroup Global Markets	8/21/12	HUF	117,000,000	USD	506,866	(2,434)
Citigroup Global Markets	9/10/12	USD	180,798	CNY	1,150,000	(661)
Citigroup Global Markets	9/13/12	SGD	920,000	USD	723,305	(16,018)
Citigroup Global Markets	9/26/12	EUR	170,000	USD	208,537	(778)
Deutsche Bank Securities	9/20/12	CZK	9,860,000	USD	487,979	8,997
HSBC	8/3/12	USD	862,881	CZK	17,500,000	(12,521)
HSBC	8/13/12	PLN	4,761,000	USD	1,317,910	(104,737)
HSBC	8/21/12	USD	339,881	HUF	84,900,234	29,690
HSBC	8/30/12-9/10/12	MYR	3,627,000	USD	1,140,550	(15,301)
HSBC	8/31/12-9/10/12	IDR	8,450,000,000	USD	878,441	(9,336)
HSBC	8/31/12-10/12/12	MXP	58,470,000	USD	4,239,495	(131,763)
HSBC	8/31/12-11/1/12	USD	1,384,184	CNY	8,805,000	(5,363)
HSBC	10/5/12	USD	503,682	INR	28,000,000	(6,926)
HSBC	10/5/12	USD	513,798	PHP	21,500,000	483
HSBC	10/24/12	USD	80,781	VND	1,730,337,079	678
JPMorgan	8/13/12	PLN	920,000	USD	265,136	(9,772)
JPMorgan	9/10/12	USD	204,547	CNY	1,300,000	(914)
JPMorgan	9/11/12	CZK	71,100,000	USD	3,499,705	45,670
JPMorgan	9/11/12-10/12/12	MXP	33,550,000	USD	2,395,769	(115,567)
JPMorgan	9/13/12-10/12/12	SGD	4,475,000	USD	3,497,887	(98,312)
JPMorgan	9/26/12	EUR	468,333	USD	588,067	11,424
JPMorgan	10/19/12	MYR	1,400,000	USD	441,195	(3,690)
JPMorgan	10/24/12	ZAR	2,240,000	USD	267,932	385
Royal Bank of Scotland	8/3/12	CZK	9,240,000	USD	485,065	36,075
State Street Bank	8/13/12	PLN	1,530,000	USD	465,804	8,621
State Street Bank	8/21/12	USD	175,738	HUF	43,099,766	11,875
State Street Bank	8/21/12-10/24/12	HUF	309,000,000	USD	1,308,313	(34,214)
State Street Bank	8/31/12	USD	564,554	MXP	7,600,000	5,130
State Street Bank	9/18/12	MXP	23,320,000	USD	1,651,558	(93,571)
State Street Bank	10/9/12	THB	22,400,000	USD	704,901	(3,355)
Standard Bank	9/4/12	SGD	2,980,000	USD	2,304,896	(89,832)
Standard Bank	9/21/12	ZAR	6,800,000	USD	818,124	2,397
UBS Securities	10/25/12	PLN	475,000	USD	135,946	(4,794)
Westpac Banking	9/14/12	EUR	216,000	USD	269,136	3,223
						$(547,844)

CNY — Chinese Yuan

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

MXP — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

VND — Vietnamese Dong

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2012 (unaudited)

The following is a summary of the inputs used as of July 31, 2012, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$181,565,960	$—	$—	$181,565,960
Investment Company	2,044,143	—	—	2,044,143
Short-Term Investment	22,264,697	—	—	22,264,697

Total Investments in Securities	$205,874,800	$—	$—	$205,874,800

Schroder Emerging Market Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (3)
Brazil	$32,925,694	$—	$—	$32,925,694
China	6,926,452	51,352,207	—	58,278,659
Colombia	6,487,942	—	—	6,487,942
Egypt	1,829,220	2,308,687	—	4,137,907
Hong Kong	—	44,882,353	—	44,882,353
Hungary	—	1,533,239	—	1,533,239
India	21,824,635	—	—	21,824,635
Indonesia	—	9,206,391	—	9,206,391
Malaysia	—	18,440,905	—	18,440,905
Mexico	15,396,209	—	—	15,396,209
Peru	3,115,789	—	—	3,115,789
Philippines	—	4,960,595	—	4,960,595
Poland	—	1,914,259	—	1,914,259
Qatar	—	2,737,927	—	2,737,927
Russia	34,676,342	7,998,617	—	42,674,959
South Africa	—	21,060,720	—	21,060,720
South Korea	—	88,272,921	—	88,272,921
Taiwan	—	33,478,142	—	33,478,142
Thailand	—	28,780,307	—	28,780,307
Turkey	—	15,513,818	—	15,513,818
Total Common Stock	$123,182,283	$332,441,088	$—	$455,623,371

Preferred Stock
Brazil	33,321,482	—	—	33,321,482

Short-Term Investment	15,472,641	—	—	15,472,641

Total Investments in Securities	$171,976,406	$332,441,088	$—	$504,417,494

Schroder International Multi-Cap Value Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (4)
Australia	$—	$3,404,152	$—	$3,404,152
Austria	—	489,642	—	489,642
Belgium	—	660,735	—	660,735
Bermuda	—	368,837	—	368,837
Brazil	81,838	—	—	81,838
Canada	2,718,232	—	—	2,718,232
Chile	45,009	—	—	45,009
China	—	625,018	—	625,018
Cyprus	—	46,285	—	46,285
Czech Republic	22,967	—	—	22,967
Denmark	—	385,248	—	385,248
Finland	—	560,308	—	560,308
France	45,542	3,309,255	—	3,354,797
Gabon	—	43,877	—	43,877
Germany	14,507	2,135,803	—	2,150,310
Hong Kong	10,588	2,758,096	—	2,768,684
India	—	9,996	—	9,996
Indonesia	—	230,565	—	230,565
Ireland	8,294	39,724	—	48,018
Israel	—	858,003	—	858,003
Italy	197	1,747,591	—	1,747,788
Japan	—	11,040,192	—	11,040,192
Luxembourg	—	66,356	—	66,356
Malaysia	11,640	261,529	—	273,169
Mexico	31,296	—	—	31,296
Netherlands	249,368	1,210,033	—	1,459,401
New Zealand	—	95,378	—	95,378
Norway	6,564	1,421,388	—	1,427,952
Philippines	—	16,052	—	16,052
Poland	—	491,698	—	491,698
Portugal	—	83,608	—	83,608
Russia	50,418	—	—	50,418
Singapore	—	967,490	—	967,490
South Africa	20,467	806,626	—	827,093
South Korea	150,991	609,655	—	760,646
Spain	—	1,481,326	—	1,481,326
Sweden	12,329	1,503,122	—	1,515,451
Switzerland	29,091	1,575,551	—	1,604,642
Taiwan	—	1,025,930	—	1,025,930
Thailand	—	256,231	—	256,231
Turkey	—	478,570	—	478,570
United Kingdom	149,196	10,373,441	—	10,522,637
Total Common Stock	$3,658,534	$51,437,311	$—	$55,095,845

Preferred Stock (4)
Brazil	255,494	—	—	255,494
Germany	—	47,024	—	47,024
Total Preferred Stock	255,494	47,024	—	302,518

Investment Companies (4)
Guernsey	—	4,073	—	4,073
Switzerland	—	10,974	—	10,974
Total Investment Companies	—	15,047	—	15,047

Investments in Securities	Level 1	Level 2	Level 3	Total
Rights
Portugal	$13	$—	$—	$13
Total Rights	13	—	—	13

Short-Term Investment	1,568,210	—	—	1,568,210

Total Investments in Securities	$5,482,251	$51,499,382	$—	$56,981,633

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures — Unrealized Depreciation	$(1,186)	$—	$—	$(1,186)
Forwards — Unrealized Appreciation	—	18,672	—	18,672
Forwards — Unrealized Depreciation	—	(22,230)	—	(22,230)

Total Other Financial Instruments	$(1,186)	$(3,558)	$—	$(4,744)

Schroder Total Return Fixed Income Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage-Backed Obligations	$—	$44,173,867	$—	$44,173,867
Corporate Obligations	—	42,400,166	—	42,400,166
Asset-Backed Securities	—	9,008,045	—	9,008,045
U.S. Treasury Obligations	—	6,862,859	—	6,862,859
Collateralized Mortgage Obligations	—	5,365,287	—	5,365,287
Commercial Mortgage-Backed Obligations	—	2,729,893	—	2,729,893
Sovereign Government	—	1,296,075	—	1,296,075
Municipal Bonds	—	965,270	—	965,270
Short-Term Investment	998,140	—	—	998,140

Total Investments in Securities	$998,140	$112,801,462	$—	$113,799,602

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$—	$244,001	$—	$244,001
Futures — Unrealized Depreciation	—	(222,040)	—	(222,040)
Forwards — Unrealized Depreciation	—	(29,580)	—	(29,580)

Total Other Financial Instruments	$—	$(7,619)	$—	$(7,619)

Schroder Absolute Return EMD and Currency Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$34,466,279	$—	$34,466,279
U.S. Treasury Obligations	—	22,521,831	—	22,521,831
Short-Term Investment	1,204,990	—	—	1,204,990

Total Investments in Securities	$1,204,990	$56,988,110	$—	$58,193,100

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$264,627	$—	$264,627
Forwards — Unrealized Depreciation	—	(812,471)	—	(812,471)

Total Other Financial Instruments	$—	$(547,844)	$—	$(547,844)

(1)            There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)            All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)            Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. As of July 31, 2012, the Fund had securities with a total value of $332,441,088 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

(4)            Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. As of July 31, 2012, the Fund had securities with a total value of $51,499,382 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2012 through July 31, 2012 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 28, 2012

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 28, 2012

*     Print the name and title of each signing officer under his or her signature.